LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.70%
Aerospace & Defense–1.46%
†AAR Corp.	5,389	$320,807
†AeroVironment, Inc.	1,264	140,974
†AerSale Corp.	2,240	33,466
†Astronics Corp.	3,806	60,291
†Axon Enterprise, Inc.	1,811	360,371
†Boeing Co.	13,849	2,654,576
BWX Technologies, Inc.	5,833	437,358
Curtiss-Wright Corp.	3,081	602,736
†Ducommun, Inc.	1,600	69,616
General Dynamics Corp.	6,623	1,463,484
HEICO Corp.	3,064	441,038
Hexcel Corp.	7,257	472,721
Howmet Aerospace, Inc.	15,822	731,768
Huntington Ingalls Industries, Inc.	3,462	708,256
Kaman Corp.	3,636	71,447
†Kratos Defense & Security Solutions, Inc.	8,962	134,609
L3Harris Technologies, Inc.	5,243	912,911
Lockheed Martin Corp.	8,961	3,664,691
†Mercury Systems, Inc.	3,446	127,812
Moog, Inc. Class A	3,369	380,562
National Presto Industries, Inc.	1,066	77,242
Northrop Grumman Corp.	2,787	1,226,810
Park Aerospace Corp.	2,423	37,629
†Parsons Corp.	4,776	259,576
RTX Corp.	34,807	2,505,060
Textron, Inc.	9,122	712,793
†TransDigm Group, Inc.	1,617	1,363,341
†Triumph Group, Inc.	3,400	26,044
†V2X, Inc.	1,921	99,239
Woodward, Inc.	4,565	567,247
		20,664,475
Air Freight & Logistics–0.70%
†Air Transport Services Group, Inc.	8,512	177,645
CH Robinson Worldwide, Inc.	6,928	596,709
Expeditors International of Washington, Inc.	9,387	1,076,032
FedEx Corp.	12,004	3,180,100
Forward Air Corp.	2,174	149,441
†GXO Logistics, Inc.	9,670	567,145
†Hub Group, Inc. Class A	2,675	210,094
†Radiant Logistics, Inc.	2,507	14,165
United Parcel Service, Inc. Class B	24,810	3,867,135
		9,838,466
Automobile Components–0.50%
†Adient PLC	7,115	261,121
†American Axle & Manufacturing Holdings, Inc.	16,351	118,708
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
†Aptiv PLC	7,711	$760,227
Autoliv, Inc.	8,508	820,852
BorgWarner, Inc.	22,830	921,647
†Cooper-Standard Holdings, Inc.	2,502	33,577
Dana, Inc.	13,970	204,940
†Dorman Products, Inc.	2,903	219,931
†Fox Factory Holding Corp.	3,534	350,149
Gentex Corp.	18,475	601,176
†Gentherm, Inc.	1,903	103,257
†Goodyear Tire & Rubber Co.	28,808	358,083
LCI Industries	2,502	293,785
Lear Corp.	5,398	724,412
†Modine Manufacturing Co.	8,303	379,862
†Motorcar Parts of America, Inc.	2,029	16,415
Patrick Industries, Inc.	3,021	226,756
Phinia, Inc.	4,566	122,323
†QuantumScape Corp.	18,068	120,875
Standard Motor Products, Inc.	2,906	97,700
†Stoneridge, Inc.	3,532	70,887
†Superior Industries International, Inc.	3,283	9,980
†Visteon Corp.	1,685	232,648
		7,049,311
Automobiles–1.34%
Ford Motor Co.	107,700	1,337,634
General Motors Co.	54,199	1,786,941
Harley-Davidson, Inc.	15,921	526,348
†Lucid Group, Inc.	21,024	117,524
†Rivian Automotive, Inc. Class A	19,298	468,555
†Tesla, Inc.	56,103	14,038,093
Thor Industries, Inc.	4,199	399,451
Winnebago Industries, Inc.	2,981	177,221
		18,851,767
Banks–4.52%
1st Source Corp.	3,376	142,096
ACNB Corp.	150	4,741
Amalgamated Financial Corp.	3,720	64,058
Amerant Bancorp, Inc.	1,464	25,532
American National Bankshares, Inc.	279	10,585
Ameris Bancorp	8,107	311,228
Arrow Financial Corp.	543	9,239
Associated Banc-Corp.	16,938	289,809
Atlantic Union Bankshares Corp.	7,033	202,410
†Axos Financial, Inc.	5,233	198,121
Banc of California, Inc.	7,463	92,392
BancFirst Corp.	3,473	301,213
LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Bancorp, Inc.	6,649	$229,390
Bank of America Corp.	203,468	5,570,954
Bank of Hawaii Corp.	3,306	164,275
Bank of Marin Bancorp	800	14,624
Bank of NT Butterfield & Son Ltd.	6,133	166,082
Bank OZK	13,694	507,637
BankUnited, Inc.	9,140	207,478
Banner Corp.	3,850	163,163
Bar Harbor Bankshares	127	3,001
BayCom Corp.	863	16,578
BCB Bancorp, Inc.	1,717	19,127
Berkshire Hills Bancorp, Inc.	5,646	113,202
†Blue Foundry Bancorp	1,457	12,195
Blue Ridge Bankshares, Inc.	1,073	4,850
BOK Financial Corp.	5,728	458,125
†Bridgewater Bancshares, Inc.	2,389	22,648
Brookline Bancorp, Inc.	9,434	85,944
Business First Bancshares, Inc.	4,431	83,126
Byline Bancorp, Inc.	2,137	42,120
Cadence Bank	17,713	375,870
Cambridge Bancorp	434	27,034
Camden National Corp.	1,998	56,384
Capital Bancorp, Inc.	557	10,655
Capital City Bank Group, Inc.	800	23,864
Capitol Federal Financial, Inc.	17,349	82,755
Capstar Financial Holdings, Inc.	1,067	15,141
†Carter Bankshares, Inc.	2,800	35,084
Cathay General Bancorp	8,683	301,821
Central Pacific Financial Corp.	5,001	83,417
Central Valley Community Bancorp	2,384	33,638
Citigroup, Inc.	54,210	2,229,657
Citizens & Northern Corp.	836	14,672
Citizens Financial Group, Inc.	19,084	511,451
City Holding Co.	2,141	193,439
Civista Bancshares, Inc.	1,212	18,786
CNB Financial Corp.	543	9,834
†Coastal Financial Corp.	775	33,255
Codorus Valley Bancorp, Inc.	594	11,072
Columbia Banking System, Inc.	19,686	399,626
†Columbia Financial, Inc.	6,136	96,397
Comerica, Inc.	8,347	346,818
Commerce Bancshares, Inc.	9,451	453,459
Community Bank System, Inc.	5,191	219,112
Community Trust Bancorp, Inc.	2,467	84,519
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
ConnectOne Bancorp, Inc.	5,185	$92,449
†CrossFirst Bankshares, Inc.	1,345	13,571
Cullen/Frost Bankers, Inc.	4,148	378,339
†Customers Bancorp, Inc.	3,657	125,984
CVB Financial Corp.	14,317	237,233
Dime Community Bancshares, Inc.	7,277	145,249
Eagle Bancorp, Inc.	3,549	76,126
East West Bancorp, Inc.	11,093	584,712
Eastern Bankshares, Inc.	6,681	83,780
Enterprise Bancorp, Inc.	321	8,789
Enterprise Financial Services Corp.	3,126	117,225
Equity Bancshares, Inc. Class A	1,380	33,217
Farmers National Banc Corp.	3,472	40,136
FB Financial Corp.	5,341	151,471
Fifth Third Bancorp	34,520	874,392
Financial Institutions, Inc.	763	12,841
First Bancorp	4,235	119,173
First BanCorp	21,722	292,378
First Bancorp, Inc.	962	22,607
First Bancshares, Inc.	1,363	36,760
First Busey Corp.	7,236	139,076
First Business Financial Services, Inc.	810	24,308
First Citizens BancShares, Inc. Class A	702	968,830
First Commonwealth Financial Corp.	10,736	131,087
First Community Bankshares, Inc.	1,307	38,491
First Financial Bancorp	11,350	222,460
First Financial Bankshares, Inc.	8,922	224,121
First Financial Corp.	880	29,753
First Foundation, Inc.	5,112	31,081
First Hawaiian, Inc.	5,650	101,982
First Horizon Corp.	41,366	455,853
First Internet Bancorp	622	10,083
First Interstate BancSystem, Inc. Class A	8,840	220,470
First Merchants Corp.	5,690	158,296
First Mid Bancshares, Inc.	773	20,531
First of Long Island Corp.	1,772	20,396
Flushing Financial Corp.	4,876	64,022
FNB Corp.	32,839	354,333
Fulton Financial Corp.	16,777	203,169
†FVCBankcorp, Inc.	1,285	16,461
German American Bancorp, Inc.	3,237	87,690
Glacier Bancorp, Inc.	7,512	214,092
Great Southern Bancorp, Inc.	2,431	116,493
Guaranty Bancshares, Inc.	509	14,603
Hancock Whitney Corp.	9,517	352,034
LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Hanmi Financial Corp.	4,000	$64,920
HarborOne Bancorp, Inc.	3,325	31,654
HBT Financial, Inc.	916	16,708
Heartland Financial USA, Inc.	6,250	183,937
Heritage Commerce Corp.	3,648	30,899
Heritage Financial Corp.	4,420	72,090
Hilltop Holdings, Inc.	11,657	330,592
Hingham Institution For Savings The	127	23,717
Home BancShares, Inc.	18,464	386,636
HomeStreet, Inc.	2,845	22,163
HomeTrust Bancshares, Inc.	901	19,525
Hope Bancorp, Inc.	11,520	101,952
Horizon Bancorp, Inc.	7,246	77,387
Huntington Bancshares, Inc.	62,198	646,859
Independent Bank Corp.	7,462	296,537
Independent Bank Group, Inc.	4,072	161,048
International Bancshares Corp.	6,070	263,074
JPMorgan Chase & Co.	108,365	15,715,092
Kearny Financial Corp.	10,885	75,433
KeyCorp	43,518	468,254
Lakeland Bancorp, Inc.	7,123	89,892
Lakeland Financial Corp.	1,993	94,588
Live Oak Bancshares, Inc.	3,640	105,378
Luther Burbank Corp.	1,840	15,456
M&T Bank Corp.	8,209	1,038,028
Macatawa Bank Corp.	1,158	10,376
Mercantile Bank Corp.	1,436	44,387
Metrocity Bankshares, Inc.	602	11,847
†Metropolitan Bank Holding Corp.	707	25,650
Mid Penn Bancorp, Inc.	1,043	20,996
Midland States Bancorp, Inc.	1,400	28,756
MidWestOne Financial Group, Inc.	600	12,198
MVB Financial Corp.	502	11,335
National Bank Holdings Corp. Class A	3,762	111,957
NBT Bancorp, Inc.	5,373	170,270
New York Community Bancorp, Inc.	61,220	694,235
Nicolet Bankshares, Inc.	573	39,984
Northeast Bank	446	19,669
Northfield Bancorp, Inc.	6,724	63,542
Northwest Bancshares, Inc.	14,286	146,146
Norwood Financial Corp.	666	17,156
OceanFirst Financial Corp.	7,155	103,533
OFG Bancorp	5,663	169,097
Old National Bancorp	31,305	455,175
Origin Bancorp, Inc.	1,679	48,473
Pacific Premier Bancorp, Inc.	10,343	225,064
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
PacWest Bancorp	6,709	$53,068
Park National Corp.	1,685	159,266
Parke Bancorp, Inc.	914	14,889
Pathward Financial, Inc.	4,209	193,993
PCB Bancorp	1,065	16,454
Peapack-Gladstone Financial Corp.	2,958	75,873
Peoples Bancorp, Inc.	3,493	88,652
Peoples Financial Services Corp.	200	8,020
Pinnacle Financial Partners, Inc.	5,894	395,134
†Pioneer Bancorp, Inc.	1,350	11,529
PNC Financial Services Group, Inc.	11,482	1,409,645
†Ponce Financial Group, Inc.	1,264	9,884
Popular, Inc.	7,098	447,245
Preferred Bank	1,509	93,935
Premier Financial Corp.	4,031	68,769
Primis Financial Corp.	868	7,074
Prosperity Bancshares, Inc.	7,651	417,592
Provident Financial Services, Inc.	6,385	97,627
QCR Holdings, Inc.	1,263	61,281
Red River Bancshares, Inc.	323	14,845
Regions Financial Corp.	43,297	744,708
Renasant Corp.	6,598	172,802
Republic Bancorp, Inc. Class A	1,755	77,308
S&T Bancorp, Inc.	4,286	116,065
Sandy Spring Bancorp, Inc.	4,310	92,363
Seacoast Banking Corp. of Florida	1,194	26,220
ServisFirst Bancshares, Inc.	4,189	218,540
Shore Bancshares, Inc.	844	8,879
Sierra Bancorp	742	14,068
Simmons First National Corp. Class A	11,060	187,578
SmartFinancial, Inc.	928	19,831
South Plains Financial, Inc.	1,938	51,241
†Southern First Bancshares, Inc.	592	15,948
Southern Missouri Bancorp, Inc.	396	15,321
Southside Bancshares, Inc.	3,707	106,391
SouthState Corp.	6,597	444,374
Stellar Bancorp, Inc.	3,713	79,161
†Sterling Bancorp, Inc.	1,664	9,718
Stock Yards Bancorp, Inc.	2,112	82,980
Synovus Financial Corp.	14,921	414,804
†Texas Capital Bancshares, Inc.	4,980	293,322
Tompkins Financial Corp.	1,879	92,052
Towne Bank	7,647	175,346
TriCo Bancshares	3,318	106,276
LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Triumph Financial, Inc.	3,079	$199,488
Truist Financial Corp.	35,214	1,007,472
TrustCo Bank Corp.	2,494	68,061
Trustmark Corp.	7,049	153,175
U.S. Bancorp	44,245	1,462,740
UMB Financial Corp.	5,041	312,794
United Bankshares, Inc.	12,883	355,442
United Community Banks, Inc.	9,910	251,813
Unity Bancorp, Inc.	1,592	37,301
Univest Financial Corp.	5,030	87,421
Valley National Bancorp	39,046	334,234
Veritex Holdings, Inc.	959	17,214
Washington Federal, Inc.	7,858	201,322
Washington Trust Bancorp, Inc.	2,170	57,136
Webster Financial Corp.	13,429	541,323
Wells Fargo & Co.	103,025	4,209,601
WesBanco, Inc.	5,095	124,420
West BanCorp, Inc.	852	13,896
Westamerica BanCorp	2,893	125,122
Western Alliance Bancorp	9,181	422,051
Wintrust Financial Corp.	4,678	353,189
WSFS Financial Corp.	7,697	280,940
Zions Bancorp NA	11,022	384,558
		63,842,299
Beverages–1.34%
†Boston Beer Co., Inc. Class A	731	284,746
Brown-Forman Corp. Class A	11,259	649,961
†Celsius Holdings, Inc.	1,937	332,389
Coca-Cola Co.	110,085	6,162,558
Coca-Cola Consolidated, Inc.	822	523,055
Constellation Brands, Inc. Class A	3,435	863,319
†Duckhorn Portfolio, Inc.	6,506	66,752
Keurig Dr Pepper, Inc.	16,367	516,706
MGP Ingredients, Inc.	1,497	157,904
Molson Coors Beverage Co. Class B	10,324	656,503
†Monster Beverage Corp.	14,682	777,412
†National Beverage Corp.	3,798	178,582
PepsiCo, Inc.	45,889	7,775,432
		18,945,319
Biotechnology–2.19%
AbbVie, Inc.	54,233	8,083,971
†Adicet Bio, Inc.	2,998	4,107
†Adverum Biotechnologies, Inc.	10,775	16,163
†Affimed NV	8,428	4,028
†Agios Pharmaceuticals, Inc.	4,576	113,256
†Aldeyra Therapeutics, Inc.	6,436	42,992
†Alector, Inc.	5,362	34,746
†Alkermes PLC	3,336	93,441
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Allakos, Inc.	867	$1,968
†Allogene Therapeutics, Inc.	10,092	31,992
†Alnylam Pharmaceuticals, Inc.	2,227	394,402
Amgen, Inc.	16,663	4,478,348
†AnaptysBio, Inc.	2,400	43,104
†Anika Therapeutics, Inc.	1,937	36,086
†Arcturus Therapeutics Holdings, Inc.	2,800	71,540
†Arcus Biosciences, Inc.	2,997	53,796
†Arcutis Biotherapeutics, Inc.	3,058	16,238
†Atara Biotherapeutics, Inc.	3,839	5,682
†Avid Bioservices, Inc.	5,337	50,381
†Avidity Biosciences, Inc.	3,226	20,582
†Beam Therapeutics, Inc.	1,976	47,523
†Biogen, Inc.	4,340	1,115,423
†BioMarin Pharmaceutical, Inc.	4,560	403,469
†Bluebird Bio, Inc.	4,185	12,722
†Blueprint Medicines Corp.	2,679	134,539
†CareDx, Inc.	2,745	19,215
†Catalyst Pharmaceuticals, Inc.	6,124	71,590
†Celldex Therapeutics, Inc.	249	6,852
†Cogent Biosciences, Inc.	4,988	48,633
†CRISPR Therapeutics AG	2,111	95,818
†Day One Biopharmaceuticals, Inc.	2,358	28,933
†Deciphera Pharmaceuticals, Inc.	3,902	49,633
†Denali Therapeutics, Inc.	4,195	86,543
†Dynavax Technologies Corp.	5,571	82,284
†Dyne Therapeutics, Inc.	2,343	20,993
†Eagle Pharmaceuticals, Inc.	1,957	30,862
†Editas Medicine, Inc.	1,820	14,196
†Emergent BioSolutions, Inc.	5,759	19,581
†Enanta Pharmaceuticals, Inc.	2,114	23,613
†Exact Sciences Corp.	4,843	330,389
†Exelixis, Inc.	20,982	458,457
†Fate Therapeutics, Inc.	3,581	7,592
†G1 Therapeutics, Inc.	4,800	6,912
Gilead Sciences, Inc.	49,809	3,732,686
†Halozyme Therapeutics, Inc.	5,662	216,288
†Horizon Therapeutics PLC	7,416	857,957
†Ideaya Biosciences, Inc.	2,662	71,821
†ImmunoGen, Inc.	12,198	193,582
†Immunovant, Inc.	5,425	208,266
†Incyte Corp.	2,788	161,063
†Intellia Therapeutics, Inc.	2,940	92,963
†Iovance Biotherapeutics, Inc.	9,431	42,911
†Ironwood Pharmaceuticals, Inc.	16,700	160,821
†Kodiak Sciences, Inc.	915	1,647
†Krystal Biotech, Inc.	1,200	139,200
LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Kura Oncology, Inc.	3,841	$35,030
†Kymera Therapeutics, Inc.	1,800	25,020
†MacroGenics, Inc.	2,941	13,705
†MeiraGTx Holdings plc	1,922	9,437
†Mirati Therapeutics, Inc.	1,683	73,311
†Moderna, Inc.	8,656	894,078
†Morphic Holding, Inc.	269	6,163
†Myriad Genetics, Inc.	6,072	97,395
†Neurocrine Biosciences, Inc.	2,841	319,613
†Nurix Therapeutics, Inc.	5,361	42,137
=†PDL BioPharma, Inc.	21,857	35,190
†PMV Pharmaceuticals, Inc.	3,878	23,811
†Protagonist Therapeutics, Inc.	2,495	41,617
†Prothena Corp. PLC	2,660	128,345
†RAPT Therapeutics, Inc.	2,200	36,564
†Recursion Pharmaceuticals, Inc. Class A	7,517	57,505
†Regeneron Pharmaceuticals, Inc.	3,159	2,599,731
†REGENXBIO, Inc.	2,474	40,722
†Relay Therapeutics, Inc.	2,767	23,270
†Replimune Group, Inc.	3,297	56,412
†REVOLUTION Medicines, Inc.	1,900	52,592
†Rhythm Pharmaceuticals, Inc.	631	14,466
†Rocket Pharmaceuticals, Inc.	4,200	86,058
†Sage Therapeutics, Inc.	1,625	33,443
†Sangamo Therapeutics, Inc.	13,158	7,892
†Sarepta Therapeutics, Inc.	1,583	191,891
†Seagen, Inc.	3,269	693,518
†SpringWorks Therapeutics, Inc.	300	6,936
†Stoke Therapeutics, Inc.	1,567	6,174
†Sutro Biopharma, Inc.	500	1,735
†Twist Bioscience Corp.	4,108	83,228
†United Therapeutics Corp.	2,357	532,376
†Vanda Pharmaceuticals, Inc.	5,302	22,905
†Veracyte, Inc.	2,721	60,760
†Vericel Corp.	1,820	61,006
†Vertex Pharmaceuticals, Inc.	4,937	1,716,792
†Xencor, Inc.	5,219	105,163
†Xenon Pharmaceuticals, Inc.	2,327	79,490
†Zentalis Pharmaceuticals, Inc.	3,380	67,803
		30,975,084
Broadline Retail–2.31%
†Amazon.com, Inc.	235,193	29,897,734
Big Lots, Inc.	4,322	22,085
Dillard's, Inc. Class A	3,626	1,199,517
†Etsy, Inc.	4,697	303,332
Kohl's Corp.	13,750	288,200
Macy's, Inc.	35,090	407,395
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Broadline Retail (continued)
Nordstrom, Inc.	9,791	$146,278
†Ollie's Bargain Outlet Holdings, Inc.	3,936	303,781
†Qurate Retail, Inc.	23,614	14,324
		32,582,646
Building Products–1.17%
A O Smith Corp.	8,970	593,186
AAON, Inc.	6,192	352,139
Advanced Drainage Systems, Inc.	6,620	753,555
Allegion PLC	4,973	518,187
†American Woodmark Corp.	2,433	183,959
Apogee Enterprises, Inc.	3,439	161,908
Armstrong World Industries, Inc.	4,709	339,048
†AZEK Co., Inc.	9,229	274,470
AZZ, Inc.	3,479	158,573
†Builders FirstSource, Inc.	16,653	2,073,132
Carlisle Cos., Inc.	2,931	759,891
Carrier Global Corp.	27,329	1,508,561
CSW Industrials, Inc.	1,635	286,517
Fortune Brands Innovations, Inc.	9,293	577,653
†Gibraltar Industries, Inc.	2,498	168,640
Griffon Corp.	4,452	176,611
†Hayward Holdings, Inc.	10,449	147,331
Insteel Industries, Inc.	1,756	57,000
†JELD-WEN Holding, Inc.	11,080	148,029
Johnson Controls International PLC	13,503	718,495
Lennox International, Inc.	1,939	726,039
Masco Corp.	8,408	449,408
†Masonite International Corp.	2,782	259,338
†Masterbrand, Inc.	9,293	112,910
Owens Corning	8,300	1,132,203
†PGT Innovations, Inc.	6,091	169,025
Quanex Building Products Corp.	4,360	122,821
†Resideo Technologies, Inc.	14,386	227,299
Simpson Manufacturing Co., Inc.	4,772	714,893
Tecnoglass, Inc.	1,413	46,572
Trane Technologies PLC	6,933	1,406,775
†Trex Co., Inc.	8,010	493,656
UFP Industries, Inc.	6,610	676,864
		16,494,688
Capital Markets–2.72%
Affiliated Managers Group, Inc.	3,261	425,039
Ameriprise Financial, Inc.	5,748	1,895,001
Ares Management Corp. Class A	2,453	252,340
LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Artisan Partners Asset Management, Inc. Class A	3,789	$141,784
†AssetMark Financial Holdings, Inc.	1,142	28,641
†Avantax, Inc.	5,281	135,088
B Riley Financial, Inc.	702	28,775
Bank of New York Mellon Corp.	22,761	970,757
BGC Group, Inc. Class A	30,856	162,920
BlackRock, Inc.	3,079	1,990,543
Blackstone, Inc.	5,801	621,519
Brightsphere Investment Group, Inc.	3,103	60,167
Carlyle Group, Inc.	7,611	229,548
Cboe Global Markets, Inc.	4,253	664,361
Charles Schwab Corp.	32,340	1,775,466
CME Group, Inc.	6,950	1,391,529
Cohen & Steers, Inc.	4,673	292,950
†Coinbase Global, Inc. Class A	1,298	97,454
Diamond Hill Investment Group, Inc.	786	132,496
†Donnelley Financial Solutions, Inc.	4,448	250,333
Evercore, Inc. Class A	3,735	514,982
FactSet Research Systems, Inc.	1,349	589,864
Federated Hermes, Inc.	9,193	311,367
Franklin Resources, Inc.	20,323	499,539
Goldman Sachs Group, Inc.	9,425	3,049,647
Greenhill & Co., Inc.	3,574	52,895
Hamilton Lane, Inc. Class A	2,290	207,108
Houlihan Lokey, Inc.	2,921	312,898
Interactive Brokers Group, Inc. Class A	2,581	223,411
Intercontinental Exchange, Inc.	13,122	1,443,682
Invesco Ltd.	35,679	518,059
Janus Henderson Group PLC	11,212	289,494
Jefferies Financial Group, Inc.	16,565	606,776
KKR & Co., Inc.	12,259	755,154
Lazard Ltd. Class A	6,961	215,861
LPL Financial Holdings, Inc.	3,385	804,445
MarketAxess Holdings, Inc.	1,677	358,274
Moelis & Co. Class A	4,279	193,111
Moody's Corp.	4,233	1,338,348
Morgan Stanley	37,779	3,085,411
Morningstar, Inc.	2,645	619,565
MSCI, Inc.	2,026	1,039,500
Nasdaq, Inc.	17,227	837,060
Northern Trust Corp.	9,018	626,571
†Open Lending Corp. Class A	1,499	10,973
Oppenheimer Holdings, Inc. Class A	566	21,683
Piper Sandler Cos.	1,761	255,891
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
PJT Partners, Inc. Class A	2,208	$175,404
Raymond James Financial, Inc.	9,654	969,551
†Robinhood Markets, Inc. Class A	4,462	43,772
S&P Global, Inc.	6,435	2,351,413
SEI Investments Co.	12,025	724,266
State Street Corp.	15,293	1,024,019
Stifel Financial Corp.	10,469	643,215
†StoneX Group, Inc.	1,728	167,478
T Rowe Price Group, Inc.	9,926	1,040,940
Tradeweb Markets, Inc. Class A	4,691	376,218
Victory Capital Holdings, Inc. Class A	3,143	104,788
Virtu Financial, Inc. Class A	8,744	151,009
Virtus Investment Partners, Inc.	817	165,026
Westwood Holdings Group, Inc.	147	1,492
WisdomTree, Inc.	18,923	132,461
		38,399,332
Chemicals–2.05%
AdvanSix, Inc.	4,807	149,402
Air Products & Chemicals, Inc.	4,756	1,347,850
Albemarle Corp.	3,911	665,026
American Vanguard Corp.	3,629	39,665
Ashland, Inc.	4,435	362,251
Avient Corp.	9,434	333,209
†Axalta Coating Systems Ltd.	21,171	569,500
Balchem Corp.	2,111	261,848
Cabot Corp.	5,734	397,194
Celanese Corp.	4,848	608,521
CF Industries Holdings, Inc.	15,031	1,288,758
Chase Corp.	693	88,170
Chemours Co.	8,853	248,327
Corteva, Inc.	20,820	1,065,151
Dow, Inc.	36,868	1,900,914
DuPont de Nemours, Inc.	12,964	966,985
Eastman Chemical Co.	7,160	549,315
Ecolab, Inc.	5,415	917,301
†Ecovyst, Inc.	16,626	163,600
Element Solutions, Inc.	26,715	523,881
FMC Corp.	5,172	346,369
FutureFuel Corp.	4,566	32,738
Hawkins, Inc.	1,638	96,396
HB Fuller Co.	4,845	332,415
Huntsman Corp.	17,308	422,315
†Ingevity Corp.	4,179	198,962
Innospec, Inc.	2,598	265,516
International Flavors & Fragrances, Inc.	11,401	777,206
†Intrepid Potash, Inc.	612	15,398
LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Koppers Holdings, Inc.	1,784	$70,557
Kronos Worldwide, Inc.	8,371	64,875
Linde PLC	11,685	4,350,910
†Livent Corp.	5,526	101,734
†LSB Industries, Inc.	3,347	34,240
LyondellBasell Industries NV Class A	23,310	2,207,457
Mativ Holdings, Inc.	7,587	108,191
Minerals Technologies, Inc.	3,668	200,860
Mosaic Co.	18,737	667,037
NewMarket Corp.	927	421,822
Olin Corp.	18,769	938,075
Orion SA	1,161	24,706
PPG Industries, Inc.	8,250	1,070,850
Quaker Chemical Corp.	333	53,280
†Rayonier Advanced Materials, Inc.	10,113	35,800
RPM International, Inc.	7,154	678,271
Sensient Technologies Corp.	3,597	210,353
Sherwin-Williams Co.	8,142	2,076,617
Stepan Co.	2,327	174,455
Trinseo PLC	7,005	57,231
Tronox Holdings PLC Class A	12,136	163,108
Westlake Corp.	2,797	348,702
		28,993,314
Commercial Services & Supplies–0.83%
ABM Industries, Inc.	6,155	246,262
ACCO Brands Corp.	15,297	87,805
†ACV Auctions, Inc. Class A	40	607
Brady Corp. Class A	3,998	219,570
†BrightView Holdings, Inc.	4,456	34,534
Brink's Co.	3,096	224,893
†Casella Waste Systems, Inc. Class A	2,209	168,547
†CECO Environmental Corp.	3,876	61,900
†Cimpress PLC	1,769	123,848
Cintas Corp.	2,667	1,282,854
Civeo Corp.	683	14,159
†Clean Harbors, Inc.	6,114	1,023,239
†Copart, Inc.	28,339	1,221,128
Deluxe Corp.	5,890	111,262
†Driven Brands Holdings, Inc.	3,542	44,594
Ennis, Inc.	3,323	70,514
†Enviri Corp.	9,121	65,854
=†GCI Liberty, Inc.	8,309	0
Healthcare Services Group, Inc.	2,712	28,286
†Heritage-Crystal Clean, Inc.	1,138	51,608
HNI Corp.	5,540	191,850
Interface, Inc.	8,682	85,170
†Liquidity Services, Inc.	356	6,273
Matthews International Corp. Class A	2,732	106,302
MillerKnoll, Inc.	9,236	225,820
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Montrose Environmental Group, Inc.	573	$16,766
MSA Safety, Inc.	1,744	274,942
†OPENLANE, Inc.	13,984	208,641
Pitney Bowes, Inc.	13,039	39,378
†Quad/Graphics, Inc.	5,244	26,377
Republic Services, Inc.	7,221	1,029,065
Rollins, Inc.	14,637	546,399
†SP Plus Corp.	3,002	108,372
Steelcase, Inc. Class A	12,090	135,045
†Stericycle, Inc.	7,107	317,754
Tetra Tech, Inc.	3,893	591,853
UniFirst Corp.	1,742	283,963
†Viad Corp.	2,959	77,526
VSE Corp.	600	30,264
Waste Management, Inc.	15,317	2,334,923
		11,718,147
Communications Equipment–0.83%
†Applied Optoelectronics, Inc.	2,558	28,061
†Arista Networks, Inc.	4,087	751,722
†Aviat Networks, Inc.	681	21,247
†Calix, Inc.	3,340	153,106
†Cambium Networks Corp.	1,717	12,586
†Ciena Corp.	12,663	598,453
Cisco Systems, Inc.	120,470	6,476,467
†Clearfield, Inc.	700	20,062
Comtech Telecommunications Corp.	2,467	21,586
†Digi International, Inc.	2,900	78,300
†DZS, Inc.	877	1,842
†Extreme Networks, Inc.	5,495	133,034
†F5, Inc.	4,197	676,305
†Harmonic, Inc.	12,292	118,372
Juniper Networks, Inc.	22,261	618,633
†Lumentum Holdings, Inc.	5,089	229,921
Motorola Solutions, Inc.	4,388	1,194,589
†NETGEAR, Inc.	3,638	45,802
†NetScout Systems, Inc.	8,743	244,979
†Ribbon Communications, Inc.	7,554	20,245
†Viasat, Inc.	4,826	89,088
†Viavi Solutions, Inc.	21,760	198,886
		11,733,286
Construction & Engineering–0.59%
AECOM	6,195	514,433
†Ameresco, Inc. Class A	1,754	67,634
†API Group Corp.	3,055	79,216
Arcosa, Inc.	4,724	339,656
Argan, Inc.	1,865	84,895
†Bowman Consulting Group Ltd.	773	21,667
Comfort Systems USA, Inc.	3,877	660,680
LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†Construction Partners, Inc. Class A	3,231	$118,125
†Dycom Industries, Inc.	3,130	278,570
EMCOR Group, Inc.	5,245	1,103,496
Eneti, Inc.	1,605	16,178
†Fluor Corp.	6,492	238,256
Granite Construction, Inc.	5,660	215,193
†Great Lakes Dredge & Dock Corp.	10,783	85,940
†IES Holdings, Inc.	955	62,906
†MasTec, Inc.	6,507	468,309
†Matrix Service Co.	3,017	35,601
MDU Resources Group, Inc.	18,965	371,335
†MYR Group, Inc.	2,247	302,806
†Northwest Pipe Co.	417	12,581
Primoris Services Corp.	10,014	327,758
Quanta Services, Inc.	6,247	1,168,626
†Sterling Infrastructure, Inc.	6,125	450,065
†Tutor Perini Corp.	7,043	55,147
Valmont Industries, Inc.	1,769	424,931
†WillScot Mobile Mini Holdings Corp.	20,019	832,590
		8,336,594
Construction Materials–0.25%
Eagle Materials, Inc.	4,281	712,872
†Knife River Corp.	4,741	231,503
Martin Marietta Materials, Inc.	2,798	1,148,523
†Summit Materials, Inc. Class A	11,571	360,321
U.S. Lime & Minerals, Inc.	148	29,748
Vulcan Materials Co.	5,108	1,031,918
		3,514,885
Consumer Finance–0.80%
Ally Financial, Inc.	25,875	690,345
American Express Co.	20,945	3,124,785
†Atlanticus Holdings Corp.	1,483	44,950
Bread Financial Holdings, Inc.	4,827	165,083
Capital One Financial Corp.	15,565	1,510,583
†Credit Acceptance Corp.	1,328	611,039
Discover Financial Services	19,033	1,648,829
†Encore Capital Group, Inc.	3,279	156,605
†Enova International, Inc.	3,485	177,282
†EZCORP, Inc. Class A	6,690	55,192
FirstCash Holdings, Inc.	4,561	457,833
†Green Dot Corp. Class A	3,997	55,678
†LendingClub Corp.	14,756	90,012
†LendingTree, Inc.	513	7,952
Navient Corp.	13,773	237,171
Nelnet, Inc. Class A	2,759	246,434
OneMain Holdings, Inc.	11,443	458,750
†PRA Group, Inc.	5,542	106,462
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
†PROG Holdings, Inc.	6,205	$206,068
Regional Management Corp.	1,098	30,393
SLM Corp.	25,660	349,489
Synchrony Financial	21,871	668,596
†World Acceptance Corp.	1,118	142,053
		11,241,584
Consumer Staples Distribution & Retail–1.82%
Albertsons Cos., Inc. Class A	4,461	101,488
Andersons, Inc.	4,370	225,099
†BJ's Wholesale Club Holdings, Inc.	10,299	735,040
Casey's General Stores, Inc.	3,343	907,691
†Chefs' Warehouse, Inc.	2,580	54,644
Costco Wholesale Corp.	10,697	6,043,377
Dollar General Corp.	6,748	713,938
†Dollar Tree, Inc.	10,610	1,129,434
†Grocery Outlet Holding Corp.	1,953	56,344
†HF Foods Group, Inc.	4,692	18,627
Ingles Markets, Inc. Class A	2,345	176,649
Kroger Co.	67,817	3,034,811
Natural Grocers by Vitamin Cottage, Inc.	3,652	47,147
†Performance Food Group Co.	12,066	710,205
PriceSmart, Inc.	1,845	137,323
SpartanNash Co.	5,888	129,536
†Sprouts Farmers Market, Inc.	14,602	624,966
Sysco Corp.	17,582	1,161,291
Target Corp.	15,292	1,690,836
†U.S. Foods Holding Corp.	16,963	673,431
†United Natural Foods, Inc.	6,297	89,040
Village Super Market, Inc. Class A	618	13,992
Walgreens Boots Alliance, Inc.	24,875	553,220
Walmart, Inc.	40,076	6,409,355
Weis Markets, Inc.	3,330	209,790
		25,647,274
Containers & Packaging–0.70%
Amcor PLC	94,418	864,869
AptarGroup, Inc.	5,312	664,213
Ardagh Metal Packaging SA	6,180	19,343
Avery Dennison Corp.	4,042	738,352
Ball Corp.	14,967	745,057
Berry Global Group, Inc.	15,811	978,859
Crown Holdings, Inc.	7,001	619,448
Graphic Packaging Holding Co.	37,740	840,847
Greif, Inc. Class A	4,608	307,735
International Paper Co.	18,555	658,146
Myers Industries, Inc.	2,920	52,356
†O-I Glass, Inc.	15,403	257,692
Packaging Corp. of America	7,234	1,110,781
Pactiv Evergreen, Inc.	3,230	26,260
LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
†Ranpak Holdings Corp.	2,426	$13,197
Sealed Air Corp.	8,211	269,813
Silgan Holdings, Inc.	11,313	487,703
Sonoco Products Co.	11,690	635,352
TriMas Corp.	5,477	135,611
Westrock Co.	12,881	461,140
		9,886,774
Distributors–0.18%
Genuine Parts Co.	8,090	1,168,034
LKQ Corp.	12,418	614,815
Pool Corp.	1,930	687,273
Weyco Group, Inc.	723	18,328
		2,488,450
Diversified Consumer Services–0.25%
†2U, Inc.	9,277	22,914
ADT, Inc.	30,786	184,716
†Adtalem Global Education, Inc.	5,122	219,478
†American Public Education, Inc.	2,213	11,021
†Bright Horizons Family Solutions, Inc.	3,064	249,593
Carriage Services, Inc.	2,326	65,710
†Chegg, Inc.	2,936	26,189
†Duolingo, Inc.	948	157,245
†Frontdoor, Inc.	5,297	162,035
Graham Holdings Co. Class B	453	264,099
†Grand Canyon Education, Inc.	2,630	307,394
H&R Block, Inc.	11,858	510,605
Laureate Education, Inc. Class A	1,100	15,510
†OneSpaWorld Holdings Ltd.	4,641	52,072
Perdoceo Education Corp.	7,863	134,457
Service Corp. International	12,808	731,849
Strategic Education, Inc.	2,304	173,376
†Stride, Inc.	4,689	211,146
†Universal Technical Institute, Inc.	3,270	27,403
		3,526,812
Diversified Telecommunication Services–0.87%
†Anterix, Inc.	2,400	75,312
AT&T, Inc.	218,680	3,284,573
ATN International, Inc.	2,414	76,186
†Bandwidth, Inc. Class A	4,888	55,088
Cogent Communications Holdings, Inc.	2,734	169,235
†Consolidated Communications Holdings, Inc.	10,085	34,491
†EchoStar Corp. Class A	4,326	72,460
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Frontier Communications Parent, Inc.	12,661	$198,145
†IDT Corp. Class B	3,397	74,904
Iridium Communications, Inc.	10,976	499,298
†Liberty Latin America Ltd. Class A	11,079	90,405
†Lumen Technologies, Inc.	87,403	124,112
Verizon Communications, Inc.	234,174	7,589,579
		12,343,788
Electric Utilities–1.22%
ALLETE, Inc.	3,194	168,643
Alliant Energy Corp.	7,673	371,757
American Electric Power Co., Inc.	12,638	950,630
Avangrid, Inc.	2,641	79,679
Constellation Energy Corp.	8,864	966,885
Duke Energy Corp.	18,887	1,666,967
Edison International	12,899	816,378
Entergy Corp.	5,703	527,527
Evergy, Inc.	7,526	381,568
Eversource Energy	11,554	671,865
Exelon Corp.	26,594	1,004,987
FirstEnergy Corp.	17,934	612,984
Genie Energy Ltd. Class B	2,298	33,850
Hawaiian Electric Industries, Inc.	8,248	101,533
IDACORP, Inc.	3,906	365,797
MGE Energy, Inc.	2,722	186,484
NextEra Energy, Inc.	49,532	2,837,688
NRG Energy, Inc.	22,471	865,583
OGE Energy Corp.	8,515	283,805
Otter Tail Corp.	3,279	248,942
†PG&E Corp.	11,609	187,253
Pinnacle West Capital Corp.	5,231	385,420
PNM Resources, Inc.	5,952	265,519
Portland General Electric Co.	5,391	218,228
PPL Corp.	23,327	549,584
Southern Co.	26,186	1,694,758
Xcel Energy, Inc.	14,781	845,769
		17,290,083
Electrical Equipment–0.77%
Acuity Brands, Inc.	2,185	372,127
Allient, Inc.	2,562	79,217
AMETEK, Inc.	8,278	1,223,157
†Array Technologies, Inc.	1,936	42,960
†Atkore, Inc.	4,968	741,176
Eaton Corp. PLC	8,154	1,739,085
Emerson Electric Co.	11,210	1,082,550
Encore Wire Corp.	2,181	397,945
EnerSys	4,508	426,772
LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†FuelCell Energy, Inc.	25,041	$32,052
†Generac Holdings, Inc.	1,996	217,484
GrafTech International Ltd.	5,319	20,372
Hubbell, Inc.	1,924	603,001
LSI Industries, Inc.	2,323	36,889
nVent Electric PLC	8,024	425,192
†Plug Power, Inc.	4,000	30,400
Powell Industries, Inc.	1,827	151,458
Preformed Line Products Co.	206	33,492
Regal Rexnord Corp.	4,739	677,108
Rockwell Automation, Inc.	4,255	1,216,377
Sensata Technologies Holding PLC	13,114	495,972
†Shoals Technologies Group, Inc. Class A	3,212	58,619
†Sunrun, Inc.	12,414	155,920
†Thermon Group Holdings, Inc.	3,728	102,408
†TPI Composites, Inc.	2,950	7,818
Vertiv Holdings Co.	11,058	411,358
†Vicor Corp.	1,501	88,394
		10,869,303
Electronic Equipment, Instruments & Components–1.47%
Advanced Energy Industries, Inc.	3,148	324,622
Amphenol Corp. Class A	16,973	1,425,562
†Arlo Technologies, Inc.	6,220	64,066
†Arrow Electronics, Inc.	6,651	832,971
Avnet, Inc.	8,965	432,023
Badger Meter, Inc.	2,792	401,685
Bel Fuse, Inc. Class B	1,387	66,188
Belden, Inc.	4,758	459,385
Benchmark Electronics, Inc.	4,152	100,727
CDW Corp.	5,506	1,110,891
Cognex Corp.	7,440	315,754
†Coherent Corp.	7,701	251,361
Corning, Inc.	36,605	1,115,354
Crane NXT Co.	5,256	292,076
CTS Corp.	4,313	180,025
†Daktronics, Inc.	5,746	51,254
†ePlus, Inc.	3,272	207,837
†Fabrinet	2,950	491,529
†FARO Technologies, Inc.	1,676	25,525
†Flex Ltd.	26,662	719,341
†Insight Enterprises, Inc.	2,880	419,040
†IPG Photonics Corp.	3,916	397,631
†Itron, Inc.	2,913	176,470
Jabil, Inc.	20,212	2,564,701
†Keysight Technologies, Inc.	6,369	842,682
†Kimball Electronics, Inc.	343	9,391
†Knowles Corp.	9,789	144,975
Littelfuse, Inc.	2,042	505,027
†Luna Innovations, Inc.	2,719	15,933
Methode Electronics, Inc.	4,593	104,950
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Napco Security Technologies, Inc.	1,900	$42,275
National Instruments Corp.	10,428	621,717
†nLight, Inc.	6,064	63,066
†Novanta, Inc.	2,315	332,064
†OSI Systems, Inc.	1,492	176,116
†PAR Technology Corp.	1,800	69,372
PC Connection, Inc.	3,183	169,909
†Plexus Corp.	2,182	202,882
Richardson Electronics Ltd.	2,073	22,658
†Rogers Corp.	1,659	218,109
†Sanmina Corp.	7,565	410,628
†ScanSource, Inc.	4,669	141,517
TD SYNNEX Corp.	6,774	676,452
TE Connectivity Ltd.	8,674	1,071,499
†Teledyne Technologies, Inc.	1,933	789,785
†Trimble, Inc.	9,996	538,385
†TTM Technologies, Inc.	12,750	164,220
Vishay Intertechnology, Inc.	13,041	322,373
†Vishay Precision Group, Inc.	858	28,812
Vontier Corp.	9,340	288,793
†Zebra Technologies Corp. Class A	1,677	396,661
		20,796,269
Energy Equipment & Services–0.78%
Archrock, Inc.	16,319	205,619
Baker Hughes Co.	31,272	1,104,527
†Bristow Group, Inc.	670	18,874
Cactus, Inc. Class A	3,339	167,651
ChampionX Corp.	17,282	615,585
Core Laboratories, Inc.	3,764	90,374
†DMC Global, Inc.	1,792	43,850
†Dril-Quip, Inc.	4,298	121,075
†Expro Group Holdings NV	4,117	95,638
†Forum Energy Technologies, Inc.	581	13,956
Halliburton Co.	41,586	1,684,233
†Helix Energy Solutions Group, Inc.	20,202	225,656
Helmerich & Payne, Inc.	7,597	320,289
Liberty Energy, Inc. Class A	13,753	254,706
†Mammoth Energy Services, Inc.	3,494	16,212
†Nabors Industries Ltd.	845	104,053
†National Energy Services Reunited Corp.	3,904	22,409
†Newpark Resources, Inc.	12,083	83,494
Noble Corp. PLC	1,952	98,869
NOV, Inc.	21,887	457,438
†Oceaneering International, Inc.	12,328	317,076
†Oil States International, Inc.	6,670	55,828
Patterson-UTI Energy, Inc.	35,663	493,576
†ProPetro Holding Corp.	10,570	112,359
LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
RPC, Inc.	14,752	$131,883
Schlumberger NV	41,543	2,421,957
†SEACOR Marine Holdings, Inc.	2,951	40,960
Select Water Solutions, Inc. Class A	17,227	136,955
Solaris Oilfield Infrastructure, Inc. Class A	2,482	26,458
TechnipFMC PLC	20,805	423,174
†TETRA Technologies, Inc.	6,536	41,700
†Tidewater, Inc.	1,101	78,248
†Transocean Ltd.	38,916	319,500
†U.S. Silica Holdings, Inc.	11,361	159,508
†Valaris Ltd.	2,689	201,621
†Weatherford International PLC	4,039	364,843
		11,070,154
Entertainment–0.94%
Activision Blizzard, Inc.	15,960	1,494,335
†Atlanta Braves Holdings, Inc. Class A	2,109	77,339
†Cinemark Holdings, Inc.	1,388	25,470
Electronic Arts, Inc.	5,636	678,574
Endeavor Group Holdings, Inc. Class A	5,579	111,022
†IMAX Corp.	4,896	94,591
†Liberty Media Corp.-Liberty Formula One Class A	9,968	612,453
†Liberty Media Corp.-Liberty Live Class A	5,359	171,743
†Lions Gate Entertainment Corp. Class A	18,098	146,075
†Live Nation Entertainment, Inc.	7,827	649,954
†Madison Square Garden Entertainment Corp.	3,215	105,806
Madison Square Garden Sports Corp.	382	67,347
Marcus Corp.	3,838	59,489
†Netflix, Inc.	7,867	2,970,579
†Playtika Holding Corp.	3,992	38,443
†Reading International, Inc. Class A	489	1,037
†ROBLOX Corp. Class A	5,329	154,328
†Roku, Inc.	2,629	185,581
†Sciplay Corp. Class A	483	10,998
†Sphere Entertainment Co.	3,215	119,469
†Spotify Technology SA	1,430	221,135
†Take-Two Interactive Software, Inc.	7,167	1,006,175
TKO Group Holdings, Inc.	3,541	297,656
†Walt Disney Co.	36,996	2,998,526
†Warner Bros Discovery, Inc.	88,464	960,719
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
Warner Music Group Corp. Class A	2,536	$79,630
		13,338,474
Financial Services–3.58%
†Affirm Holdings, Inc.	2,807	59,705
A-Mark Precious Metals, Inc.	1,648	48,336
Apollo Global Management, Inc.	6,950	623,832
†AvidXchange Holdings, Inc.	10,982	104,109
†Berkshire Hathaway, Inc. Class B	46,847	16,410,504
†Block, Inc.	4,058	179,607
†BM Technologies, Inc.	562	1,124
†Cannae Holdings, Inc.	9,850	183,604
†Cantaloupe, Inc.	2,736	17,100
Cass Information Systems, Inc.	1,874	69,807
Enact Holdings, Inc.	1,869	50,893
Equitable Holdings, Inc.	22,442	637,128
Essent Group Ltd.	9,692	458,335
†Euronet Worldwide, Inc.	4,413	350,304
EVERTEC, Inc.	7,143	265,577
Federal Agricultural Mortgage Corp. Class C	1,195	184,388
Fidelity National Information Services, Inc.	16,512	912,618
†Fiserv, Inc.	12,330	1,392,797
†FleetCor Technologies, Inc.	4,616	1,178,649
†Flywire Corp.	2,304	73,475
Global Payments, Inc.	8,159	941,467
†I3 Verticals, Inc. Class A	2,397	50,673
†International Money Express, Inc.	2,436	41,241
Jack Henry & Associates, Inc.	2,611	394,627
Jackson Financial, Inc. Class A	3,086	117,947
†Marqeta, Inc. Class A	7,290	43,594
Mastercard, Inc. Class A	26,635	10,545,063
Merchants Bancorp	1,218	33,763
MGIC Investment Corp.	35,831	598,019
†Mr Cooper Group, Inc.	6,569	351,836
†NMI Holdings, Inc. Class A	9,001	243,837
†Ocwen Financial Corp.	819	21,196
†PayPal Holdings, Inc.	19,280	1,127,109
PennyMac Financial Services, Inc.	1,310	87,246
Radian Group, Inc.	20,843	523,368
†Rocket Cos., Inc. Class A	9,767	79,894
†Shift4 Payments, Inc. Class A	1,311	72,590
TFS Financial Corp.	9,915	117,195
†Toast, Inc. Class A	7,723	144,652
†Velocity Financial, Inc.	535	6,046
Visa, Inc. Class A	43,442	9,992,094
LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Voya Financial, Inc.	8,511	$565,556
Walker & Dunlop, Inc.	3,997	296,737
Waterstone Financial, Inc.	3,925	42,979
Western Union Co.	21,608	284,793
†WEX, Inc.	3,024	568,784
		50,494,198
Food Products–1.17%
Alico, Inc.	234	5,841
Archer-Daniels-Midland Co.	12,334	930,230
B&G Foods, Inc.	9,162	90,612
Bunge Ltd.	7,656	828,762
Calavo Growers, Inc.	1,666	42,033
Cal-Maine Foods, Inc.	5,325	257,837
Campbell Soup Co.	16,121	662,251
Conagra Brands, Inc.	20,072	550,374
†Darling Ingredients, Inc.	8,222	429,188
†Farmer Bros Co.	400	1,032
Flowers Foods, Inc.	17,818	395,203
Fresh Del Monte Produce, Inc.	6,313	163,128
†Freshpet, Inc.	885	58,304
General Mills, Inc.	17,739	1,135,119
†Hain Celestial Group, Inc.	9,937	103,047
Hershey Co.	5,358	1,072,029
Hormel Foods Corp.	18,651	709,298
†Hostess Brands, Inc.	13,011	433,396
Ingredion, Inc.	5,806	571,310
J & J Snack Foods Corp.	1,370	224,201
J M Smucker Co.	5,020	617,008
John B Sanfilippo & Son, Inc.	748	73,902
Kellogg Co.	18,088	1,076,417
Kraft Heinz Co.	19,060	641,178
Lamb Weston Holdings, Inc.	5,940	549,212
Lancaster Colony Corp.	1,572	259,427
McCormick & Co., Inc.	7,725	584,717
Mondelez International, Inc. Class A	27,705	1,922,727
†Pilgrim's Pride Corp.	10,200	232,866
†Post Holdings, Inc.	4,512	386,859
Seaboard Corp.	14	52,542
†Simply Good Foods Co.	7,603	262,456
†Sovos Brands, Inc.	4,399	99,197
Tootsie Roll Industries, Inc.	1,545	46,134
†TreeHouse Foods, Inc.	5,737	250,019
Tyson Foods, Inc. Class A	13,612	687,270
†Vital Farms, Inc.	3,700	42,846
		16,447,972
Gas Utilities–0.16%
Atmos Energy Corp.	4,750	503,168
Chesapeake Utilities Corp.	776	75,854
National Fuel Gas Co.	7,308	379,358
New Jersey Resources Corp.	8,468	344,055
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
Northwest Natural Holding Co.	2,733	$104,291
ONE Gas, Inc.	2,955	201,767
Southwest Gas Holdings, Inc.	3,302	199,474
Spire, Inc.	3,336	188,751
UGI Corp.	11,119	255,737
		2,252,455
Ground Transportation–1.32%
ArcBest Corp.	3,105	315,623
†Avis Budget Group, Inc.	2,450	440,241
Covenant Logistics Group, Inc.	3,400	149,090
CSX Corp.	71,599	2,201,669
†Daseke, Inc.	629	3,227
Heartland Express, Inc.	11,699	171,858
†Hertz Global Holdings, Inc.	17,404	213,199
JB Hunt Transport Services, Inc.	6,558	1,236,314
Knight-Swift Transportation Holdings, Inc.	13,736	688,860
Landstar System, Inc.	3,625	641,408
Marten Transport Ltd.	9,004	177,469
Norfolk Southern Corp.	7,308	1,439,164
Old Dominion Freight Line, Inc.	3,061	1,252,378
†PAM Transportation Services, Inc.	1,224	26,377
†RXO, Inc.	9,670	190,789
Ryder System, Inc.	5,995	641,165
†Saia, Inc.	2,727	1,087,119
Schneider National, Inc. Class B	9,043	250,401
†Uber Technologies, Inc.	14,942	687,183
†U-Haul Holding Co.	16,630	874,871
Union Pacific Corp.	23,513	4,787,952
Universal Logistics Holdings, Inc.	2,500	62,950
Werner Enterprises, Inc.	7,912	308,172
†XPO, Inc.	9,670	721,962
		18,569,441
Health Care Equipment & Supplies–1.77%
Abbott Laboratories	33,572	3,251,448
†Align Technology, Inc.	1,343	410,045
†AngioDynamics, Inc.	5,678	41,506
†Artivion, Inc.	4,470	67,765
†AtriCure, Inc.	1,380	60,444
Atrion Corp.	226	93,376
†Avanos Medical, Inc.	5,480	110,806
†Axogen, Inc.	3,071	15,355
†Axonics, Inc.	1,703	95,572
Baxter International, Inc.	20,388	769,443
Becton Dickinson & Co.	5,266	1,361,419
†Boston Scientific Corp.	19,203	1,013,918
LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
CONMED Corp.	1,948	$196,456
Cooper Cos., Inc.	1,861	591,817
DENTSPLY SIRONA, Inc.	12,665	432,636
†Dexcom, Inc.	4,904	457,543
†Edwards Lifesciences Corp.	10,539	730,142
Embecta Corp.	1,053	15,848
†Enovis Corp.	3,676	193,835
†Envista Holdings Corp.	10,550	294,134
GE HealthCare Technologies, Inc.	12,852	874,450
†Glaukos Corp.	2,443	183,836
†Globus Medical, Inc. Class A	9,515	472,420
†Haemonetics Corp.	4,127	369,697
†Hologic, Inc.	10,951	759,999
†ICU Medical, Inc.	1,184	140,908
†IDEXX Laboratories, Inc.	2,544	1,112,415
†Inari Medical, Inc.	600	39,240
†Inogen, Inc.	1,392	7,266
†Inspire Medical Systems, Inc.	361	71,637
†Insulet Corp.	1,037	165,391
†Integer Holdings Corp.	3,432	269,172
†Integra LifeSciences Holdings Corp.	6,337	242,010
†Intuitive Surgical, Inc.	5,805	1,696,743
iRadimed Corp.	465	20,632
†Lantheus Holdings, Inc.	4,262	296,124
LeMaitre Vascular, Inc.	1,018	55,461
†LENSAR, Inc.	1,658	5,123
†LivaNova PLC	3,945	208,612
†Masimo Corp.	2,348	205,873
Medtronic PLC	25,795	2,021,296
†Merit Medical Systems, Inc.	4,562	314,869
†Nevro Corp.	1,444	27,754
=†OmniAb, Inc. Earnout Shares	435	0
=†OmniAb, Inc. Earnout Shares.	435	0
†Omnicell, Inc.	2,223	100,124
†OraSure Technologies, Inc.	3,636	21,561
†Orthofix Medical, Inc.	3,866	49,717
†OrthoPediatrics Corp.	984	31,488
†Outset Medical, Inc.	3,960	43,085
†Penumbra, Inc.	719	173,933
ResMed, Inc.	3,836	567,229
†Shockwave Medical, Inc.	360	71,676
†STAAR Surgical Co.	700	28,126
STERIS PLC	4,203	922,222
Stryker Corp.	6,250	1,707,938
†Surmodics, Inc.	1,196	38,380
†Tactile Systems Technology, Inc.	3,443	48,374
Teleflex, Inc.	1,857	364,733
†UFP Technologies, Inc.	348	56,185
Utah Medical Products, Inc.	166	14,276
†Varex Imaging Corp.	4,849	91,113
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	8,329	$934,680
†Zimvie, Inc.	832	7,829
		25,037,105
Health Care Providers & Services–2.72%
†Acadia Healthcare Co., Inc.	7,227	508,130
†Accolade, Inc.	200	2,116
†Addus HomeCare Corp.	1,490	126,933
†Agiliti, Inc.	583	3,784
†Agilon Health, Inc.	10,936	194,223
†Amedisys, Inc.	2,782	259,839
†AMN Healthcare Services, Inc.	4,516	384,673
†Apollo Medical Holdings, Inc.	2,925	90,236
†Brookdale Senior Living, Inc.	25,409	105,193
Cardinal Health, Inc.	7,851	681,624
†Castle Biosciences, Inc.	1,800	30,402
Cencora, Inc.	7,005	1,260,690
†Centene Corp.	17,165	1,182,325
Chemed Corp.	1,070	556,079
Cigna Group	9,067	2,593,797
†Community Health Systems, Inc.	14,031	40,690
†CorVel Corp.	1,436	282,390
†Cross Country Healthcare, Inc.	2,295	56,893
CVS Health Corp.	37,955	2,650,018
†DaVita, Inc.	5,212	492,690
Elevance Health, Inc.	6,867	2,990,029
Encompass Health Corp.	10,482	703,971
†Enhabit, Inc.	5,241	58,961
Ensign Group, Inc.	5,309	493,365
†Enzo Biochem, Inc.	4,600	6,440
†Fulgent Genetics, Inc.	3,138	83,910
HCA Healthcare, Inc.	5,163	1,269,995
†HealthEquity, Inc.	2,091	152,748
†Henry Schein, Inc.	6,745	500,816
Humana, Inc.	3,293	1,602,110
Laboratory Corp. of America Holdings	4,241	852,653
McKesson Corp.	3,540	1,539,369
†ModivCare, Inc.	1,930	60,814
†Molina Healthcare, Inc.	2,528	828,906
National HealthCare Corp.	1,916	122,586
National Research Corp.	414	18,369
†NeoGenomics, Inc.	2,472	30,406
†OPKO Health, Inc.	26,983	43,173
†Option Care Health, Inc.	8,414	272,193
†Owens & Minor, Inc.	8,370	135,259
Patterson Cos., Inc.	9,569	283,625
†Pediatrix Medical Group, Inc.	8,411	106,904
†Pennant Group, Inc.	3,570	39,734
†PetIQ, Inc.	1,604	31,599
LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Premier, Inc. Class A	6,981	$150,092
†Progyny, Inc.	1,799	61,202
Quest Diagnostics, Inc.	4,733	576,763
†R1 RCM, Inc.	4,491	67,679
†RadNet, Inc.	2,573	72,533
Select Medical Holdings Corp.	14,513	366,744
†Surgery Partners, Inc.	2,745	80,291
†Tenet Healthcare Corp.	9,313	613,634
U.S. Physical Therapy, Inc.	1,000	91,730
UnitedHealth Group, Inc.	23,464	11,830,314
Universal Health Services, Inc. Class B	5,985	752,494
		38,394,136
Health Care Technology–0.11%
†American Well Corp. Class A	13,369	15,642
†Certara, Inc.	5,749	83,590
†Computer Programs & Systems, Inc.	971	15,478
†Doximity, Inc. Class A	3,034	64,382
†Evolent Health, Inc. Class A	7,583	206,485
†GoodRx Holdings, Inc. Class A	3,965	22,323
HealthStream, Inc.	2,606	56,237
†NextGen Healthcare, Inc.	6,248	148,265
†Phreesia, Inc.	3,969	74,141
†Schrodinger, Inc.	1,980	55,975
Simulations Plus, Inc.	1,079	44,994
†Teladoc Health, Inc.	5,765	107,171
†Veeva Systems, Inc. Class A	2,496	507,811
†Veradigm, Inc.	12,205	160,374
		1,562,868
Hotels, Restaurants & Leisure–2.02%
†Airbnb, Inc. Class A	6,484	889,670
Aramark	18,038	625,919
†Biglari Holdings, Inc. Class B	1	166
†BJ's Restaurants, Inc.	1,988	46,638
Bloomin' Brands, Inc.	5,220	128,360
†Booking Holdings, Inc.	684	2,109,422
Boyd Gaming Corp.	3,668	223,124
†Brinker International, Inc.	3,450	108,985
†Caesars Entertainment, Inc.	9,211	426,930
†Carnival Corp.	31,390	430,671
†Carrols Restaurant Group, Inc.	5,537	36,489
Cheesecake Factory, Inc.	3,055	92,566
†Chipotle Mexican Grill, Inc.	754	1,381,200
Choice Hotels International, Inc.	3,240	396,932
Churchill Downs, Inc.	3,270	379,451
†Chuy's Holdings, Inc.	1,400	49,812
Cracker Barrel Old Country Store, Inc.	2,215	148,848
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc.	6,466	$926,061
†Dave & Buster's Entertainment, Inc.	4,590	170,151
†Denny's Corp.	3,860	32,694
Dine Brands Global, Inc.	793	39,214
Domino's Pizza, Inc.	1,117	423,108
†DoorDash, Inc. Class A	5,918	470,303
†DraftKings, Inc. Class A	7,514	221,212
El Pollo Loco Holdings, Inc.	3,990	35,710
†Expedia Group, Inc.	2,936	302,614
†Fiesta Restaurant Group, Inc.	2,409	20,380
†First Watch Restaurant Group, Inc.	5,102	88,214
†Hilton Grand Vacations, Inc.	2,114	86,040
Hilton Worldwide Holdings, Inc.	7,660	1,150,379
Hyatt Hotels Corp. Class A	2,033	215,661
Jack in the Box, Inc.	1,951	134,736
Krispy Kreme, Inc.	3,368	41,999
Las Vegas Sands Corp.	5,982	274,215
†Life Time Group Holdings, Inc.	2,979	45,311
†Light & Wonder, Inc. Class A	5,966	425,555
Marriott International, Inc. Class A	8,717	1,713,414
Marriott Vacations Worldwide Corp.	3,604	362,671
McDonald's Corp.	18,578	4,894,188
†MGM Resorts International	13,750	505,450
†Norwegian Cruise Line Holdings Ltd.	5,416	89,256
Papa John's International, Inc.	2,370	161,681
†Penn Entertainment, Inc.	9,276	212,884
†Planet Fitness, Inc. Class A	6,007	295,424
†Playa Hotels & Resorts NV	8,564	62,003
†Red Robin Gourmet Burgers, Inc.	2,551	20,510
Red Rock Resorts, Inc. Class A	4,288	175,808
†Royal Caribbean Cruises Ltd.	10,175	937,524
†SeaWorld Entertainment, Inc.	4,700	217,375
†Shake Shack, Inc. Class A	1,397	81,124
†Six Flags Entertainment Corp.	2,363	55,554
Starbucks Corp.	27,806	2,537,854
Texas Roadhouse, Inc.	5,372	516,249
Travel & Leisure Co.	3,900	143,247
Vail Resorts, Inc.	2,068	458,869
Wendy's Co.	21,332	435,386
Wingstop, Inc.	2,063	371,010
Wyndham Hotels & Resorts, Inc.	4,719	328,159
LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd.	3,118	$288,134
Yum! Brands, Inc.	8,774	1,096,224
		28,538,738
Household Durables–1.06%
†Beazer Homes USA, Inc.	1,618	40,304
†Cavco Industries, Inc.	837	222,357
Century Communities, Inc.	3,853	257,303
DR Horton, Inc.	13,800	1,483,086
Ethan Allen Interiors, Inc.	3,617	108,148
Flexsteel Industries, Inc.	262	5,439
Garmin Ltd.	6,913	727,248
†GoPro, Inc. Class A	2,300	7,222
†Green Brick Partners, Inc.	1,200	49,812
Hamilton Beach Brands Holding Co. Class A	400	4,964
†Helen of Troy Ltd.	2,108	245,709
Hooker Furnishings Corp.	1,803	35,068
†Hovnanian Enterprises, Inc. Class A	705	71,670
Installed Building Products, Inc.	2,299	287,122
†iRobot Corp.	1,300	49,270
KB Home	9,361	433,227
La-Z-Boy, Inc.	5,162	159,403
Leggett & Platt, Inc.	12,560	319,150
Lennar Corp. Class A	13,397	1,498,415
†LGI Homes, Inc.	2,369	235,692
†Lovesac Co.	1,377	27,430
†M/I Homes, Inc.	4,399	369,692
MDC Holdings, Inc.	7,338	302,546
Meritage Homes Corp.	5,353	655,154
†Mohawk Industries, Inc.	2,934	251,767
Newell Brands, Inc.	34,587	312,321
†NVR, Inc.	229	1,365,596
PulteGroup, Inc.	22,245	1,647,242
Purple Innovation, Inc.	2,397	4,099
†Skyline Champion Corp.	3,677	234,298
†Sonos, Inc.	2,851	36,806
†Taylor Morrison Home Corp.	12,982	553,163
Tempur Sealy International, Inc.	9,791	424,342
Toll Brothers, Inc.	9,920	733,683
†TopBuild Corp.	3,484	876,574
†Tri Pointe Homes, Inc.	13,629	372,753
†Universal Electronics, Inc.	1,276	11,548
†Vizio Holding Corp. Class A	6,709	36,296
Whirlpool Corp.	4,124	551,379
		15,007,298
Household Products–1.14%
†Central Garden & Pet Co.	5,724	230,435
Church & Dwight Co., Inc.	8,518	780,504
Clorox Co.	5,232	685,706
Colgate-Palmolive Co.	19,786	1,406,982
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products (continued)
Energizer Holdings, Inc.	6,619	$212,073
Kimberly-Clark Corp.	9,668	1,168,378
Procter & Gamble Co.	75,241	10,974,652
Reynolds Consumer Products, Inc.	1,713	43,904
Spectrum Brands Holdings, Inc.	4,932	386,422
WD-40 Co.	802	162,999
		16,052,055
Independent Power and Renewable Electricity Producers–0.17%
AES Corp.	23,697	360,194
Atlantica Sustainable Infrastructure PLC	8,753	167,182
Brookfield Renewable Corp. Class A	8,421	201,599
Clearway Energy, Inc. Class A	11,203	231,848
Ormat Technologies, Inc.	5,007	350,089
†Sunnova Energy International, Inc.	2,425	25,390
Vistra Corp.	32,916	1,092,153
		2,428,455
Industrial Conglomerates–0.52%
3M Co.	18,611	1,742,362
General Electric Co.	20,420	2,257,431
Honeywell International, Inc.	18,336	3,387,392
		7,387,185
Insurance–3.01%
Aflac, Inc.	16,933	1,299,608
Allstate Corp.	10,688	1,190,750
†Ambac Financial Group, Inc.	5,809	70,057
†American Equity Investment Life Holding Co.	7,892	423,327
American Financial Group, Inc.	6,291	702,516
American International Group, Inc.	28,379	1,719,767
AMERISAFE, Inc.	2,406	120,468
Aon PLC Class A	4,985	1,616,237
†Arch Capital Group Ltd.	18,145	1,446,338
Argo Group International Holdings Ltd.	2,831	84,477
Arthur J Gallagher & Co.	3,988	908,985
Assurant, Inc.	4,180	600,164
Assured Guaranty Ltd.	8,298	502,195
Axis Capital Holdings Ltd.	7,323	412,798
†Brighthouse Financial, Inc.	6,932	339,252
Brown & Brown, Inc.	13,294	928,453
†BRP Group, Inc. Class A	1,800	41,814
Chubb Ltd.	11,488	2,391,572
Cincinnati Financial Corp.	7,701	787,735
CNA Financial Corp.	4,359	171,527
CNO Financial Group, Inc.	2,788	66,159
LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Donegal Group, Inc. Class A	1,349	$19,230
†eHealth, Inc.	2,423	17,930
Employers Holdings, Inc.	3,284	131,196
†Enstar Group Ltd.	1,331	322,102
Erie Indemnity Co. Class A	918	269,699
Everest Group Ltd.	2,122	788,684
F&G Annuities & Life, Inc.	1,879	52,725
Fidelity National Financial, Inc.	24,887	1,027,833
First American Financial Corp.	8,033	453,784
†Genworth Financial, Inc. Class A	43,794	256,633
Globe Life, Inc.	6,092	662,383
†Goosehead Insurance, Inc. Class A	1,734	129,235
†Greenlight Capital Re Ltd. Class A	4,459	47,890
Hanover Insurance Group, Inc.	4,144	459,901
Hartford Financial Services Group, Inc.	17,899	1,269,218
HCI Group, Inc.	2,595	140,883
†Heritage Insurance Holdings, Inc.	3,747	24,318
Horace Mann Educators Corp.	5,165	151,748
James River Group Holdings Ltd.	3,086	47,370
Kemper Corp.	7,106	298,665
Kinsale Capital Group, Inc.	1,057	437,735
Loews Corp.	10,924	691,598
†Maiden Holdings Ltd.	12,125	21,340
†Markel Group, Inc.	624	918,834
Marsh & McLennan Cos., Inc.	14,477	2,754,973
Mercury General Corp.	6,071	170,170
MetLife, Inc.	12,878	810,155
National Western Life Group, Inc. Class A	415	181,558
†NI Holdings, Inc.	900	11,583
Old Republic International Corp.	22,806	614,394
†Oscar Health, Inc. Class A	8,880	49,462
†Palomar Holdings, Inc.	897	45,523
Primerica, Inc.	4,918	954,141
Principal Financial Group, Inc.	14,167	1,021,016
ProAssurance Corp.	6,511	122,993
Progressive Corp.	9,964	1,387,985
Prudential Financial, Inc.	19,150	1,817,143
Reinsurance Group of America, Inc.	4,774	693,137
RenaissanceRe Holdings Ltd.	3,891	770,107
RLI Corp.	3,097	420,851
Safety Insurance Group, Inc.	2,074	141,426
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Selective Insurance Group, Inc.	4,229	$436,306
†SiriusPoint Ltd.	13,203	134,275
Stewart Information Services Corp.	3,350	146,730
Tiptree, Inc.	2,925	49,023
Travelers Cos., Inc.	14,707	2,401,800
†Trupanion, Inc.	1,512	42,638
United Fire Group, Inc.	3,480	68,730
Universal Insurance Holdings, Inc.	7,335	102,837
Unum Group	9,122	448,711
W R Berkley Corp.	12,508	794,133
White Mountains Insurance Group Ltd.	305	456,185
Willis Towers Watson PLC	4,394	918,170
		42,431,288
Interactive Media & Services–4.29%
†Alphabet, Inc. Class A	139,615	18,270,019
†Alphabet, Inc. Class C	124,351	16,395,679
†Angi, Inc.	2,100	4,158
†Bumble, Inc. Class A	8,172	121,926
†Cargurus, Inc.	7,758	135,920
†Cars.com, Inc.	8,684	146,412
†DHI Group, Inc.	5,517	16,882
eBay, Inc.	35,380	1,559,904
†Match Group, Inc.	9,882	387,127
†Meta Platforms, Inc. Class A	74,562	22,384,258
†Pinterest, Inc. Class A	7,293	197,130
†QuinStreet, Inc.	3,909	35,064
Shutterstock, Inc.	1,235	46,992
†Snap, Inc. Class A	4,200	37,422
†TripAdvisor, Inc.	8,010	132,806
†TrueCar, Inc.	10,819	22,395
†Yelp, Inc.	6,349	264,055
†Zedge, Inc. Class B	1,132	2,479
†Ziff Davis, Inc.	5,206	331,570
†ZoomInfo Technologies, Inc.	7,631	125,149
		60,617,347
IT Services–1.28%
Accenture PLC Class A	20,137	6,184,274
†Akamai Technologies, Inc.	7,037	749,722
Amdocs Ltd.	5,634	476,017
†Cloudflare, Inc. Class A	1,236	77,917
Cognizant Technology Solutions Corp. Class A	17,896	1,212,275
†DigitalOcean Holdings, Inc.	1,591	38,232
†DXC Technology Co.	19,155	398,999
†Edgio, Inc.	5,104	4,349
†EPAM Systems, Inc.	1,459	373,052
†Fastly, Inc. Class A	7,448	142,778
†Gartner, Inc.	2,793	959,703
†Globant SA	1,717	339,708
LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†GoDaddy, Inc. Class A	3,510	$261,425
†Grid Dynamics Holdings, Inc.	2,476	30,158
Hackett Group, Inc.	2,613	61,641
International Business Machines Corp.	30,732	4,311,699
†Kyndryl Holdings, Inc.	8,787	132,684
†MongoDB, Inc.	835	288,793
†Okta, Inc.	4,050	330,115
†Perficient, Inc.	3,007	173,985
†Rackspace Technology, Inc.	1,315	3,090
†Snowflake, Inc. Class A	2,969	453,574
†Squarespace, Inc. Class A	3,541	102,583
†Twilio, Inc. Class A	4,824	282,349
†Unisys Corp.	5,740	19,803
†VeriSign, Inc.	3,545	717,969
		18,126,894
Leisure Products–0.24%
Acushnet Holdings Corp.	6,089	322,961
†American Outdoor Brands, Inc.	2,016	19,716
Brunswick Corp.	7,857	620,703
†Funko, Inc. Class A	2,122	16,233
Hasbro, Inc.	7,816	516,950
Johnson Outdoors, Inc. Class A	842	46,049
†Malibu Boats, Inc. Class A	2,224	109,021
†MasterCraft Boat Holdings, Inc.	814	18,087
†Mattel, Inc.	23,363	514,687
Polaris, Inc.	4,675	486,855
Smith & Wesson Brands, Inc.	8,067	104,145
†Topgolf Callaway Brands Corp.	17,355	240,193
†Vista Outdoor, Inc.	7,301	241,809
†YETI Holdings, Inc.	3,031	146,155
		3,403,564
Life Sciences Tools & Services–1.12%
†10X Genomics, Inc. Class A	1,701	70,166
†Adaptive Biotechnologies Corp.	4,935	26,896
Agilent Technologies, Inc.	6,123	684,674
†Avantor, Inc.	21,138	445,589
†Azenta, Inc.	1,860	93,353
†BioLife Solutions, Inc.	2,557	35,312
†Bio-Rad Laboratories, Inc. Class A	1,192	427,272
Bio-Techne Corp.	3,925	267,175
Bruker Corp.	7,953	495,472
†Charles River Laboratories International, Inc.	2,668	522,875
†CryoPort, Inc.	1,498	20,538
Danaher Corp.	12,129	3,009,205
†Fortrea Holdings, Inc.	4,241	121,250
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Illumina, Inc.	2,544	$349,240
†IQVIA Holdings, Inc.	7,712	1,517,336
†Maravai LifeSciences Holdings, Inc. Class A	3,739	37,390
†Medpace Holdings, Inc.	1,490	360,774
Mesa Laboratories, Inc.	369	38,771
†Mettler-Toledo International, Inc.	685	759,028
†OmniAb, Inc.	5,630	29,220
†Pacific Biosciences of California, Inc.	7,862	65,648
†Quanterix Corp.	2,102	57,048
†Repligen Corp.	1,556	247,420
Revvity, Inc.	4,258	471,361
†Seer, Inc.	3,658	8,084
†Sotera Health Co.	13,181	197,451
Thermo Fisher Scientific, Inc.	7,783	3,939,521
†Waters Corp.	2,540	696,493
West Pharmaceutical Services, Inc.	2,301	863,358
		15,857,920
Machinery–2.83%
†3D Systems Corp.	12,600	61,866
AGCO Corp.	8,002	946,477
Alamo Group, Inc.	1,267	219,014
Albany International Corp. Class A	2,740	236,407
Allison Transmission Holdings, Inc.	11,348	670,213
Astec Industries, Inc.	2,784	131,154
Barnes Group, Inc.	5,223	177,425
Caterpillar, Inc.	20,212	5,517,876
†Chart Industries, Inc.	2,648	447,830
†CIRCOR International, Inc.	2,161	120,476
Columbus McKinnon Corp.	2,989	104,346
†Commercial Vehicle Group, Inc.	1,272	9,871
Crane Co.	5,256	466,943
Cummins, Inc.	6,637	1,516,289
Deere & Co.	9,345	3,526,616
Donaldson Co., Inc.	11,081	660,871
Douglas Dynamics, Inc.	3,649	110,127
Dover Corp.	7,527	1,050,092
†Energy Recovery, Inc.	5,205	110,398
Enerpac Tool Group Corp.	5,155	136,247
EnPro Industries, Inc.	2,717	329,273
Esab Corp.	3,676	258,129
ESCO Technologies, Inc.	2,378	248,358
Federal Signal Corp.	6,198	370,207
Flowserve Corp.	11,478	456,480
Fortive Corp.	13,093	970,977
Franklin Electric Co., Inc.	3,933	350,942
†Gates Industrial Corp. PLC	6,364	73,886
LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Gorman-Rupp Co.	3,528	$116,071
Graco, Inc.	5,884	428,826
Greenbrier Cos., Inc.	3,320	132,800
Helios Technologies, Inc.	4,083	226,525
Hillenbrand, Inc.	7,862	332,641
Hyster-Yale Materials Handling, Inc.	2,265	100,974
IDEX Corp.	2,515	523,170
Illinois Tool Works, Inc.	9,327	2,148,101
Ingersoll Rand, Inc.	16,635	1,059,982
ITT, Inc.	6,662	652,276
John Bean Technologies Corp.	2,531	266,109
Kadant, Inc.	857	193,296
Kennametal, Inc.	8,400	208,992
†L B Foster Co. Class A	1,339	25,320
Lincoln Electric Holdings, Inc.	4,061	738,249
Lindsay Corp.	1,086	127,800
Luxfer Holdings PLC	1,823	23,790
†Manitowoc Co., Inc.	5,279	79,449
†Middleby Corp.	4,387	561,536
Miller Industries, Inc.	382	14,978
Mueller Industries, Inc.	6,447	484,557
Mueller Water Products, Inc. Class A	14,392	182,491
†NN, Inc.	2,981	5,545
Nordson Corp.	1,898	423,577
Omega Flex, Inc.	333	26,217
Oshkosh Corp.	4,650	443,750
Otis Worldwide Corp.	12,746	1,023,631
PACCAR, Inc.	18,035	1,533,336
Parker-Hannifin Corp.	3,353	1,306,061
Park-Ohio Holdings Corp.	1,206	24,011
Pentair PLC	14,502	939,005
†Proto Labs, Inc.	1,861	49,130
†RBC Bearings, Inc.	1,225	286,809
REV Group, Inc.	7,071	113,136
Shyft Group, Inc.	3,500	52,395
Snap-on, Inc.	2,574	656,524
†SPX Technologies, Inc.	3,638	296,133
Standex International Corp.	1,405	204,694
Stanley Black & Decker, Inc.	6,307	527,139
†Symbotic, Inc.	1,331	44,495
Tennant Co.	1,546	114,636
Terex Corp.	5,972	344,107
Timken Co.	6,955	511,123
†Titan International, Inc.	4,215	56,607
Toro Co.	7,658	636,380
Trinity Industries, Inc.	8,244	200,741
Wabash National Corp.	7,597	160,449
Watts Water Technologies, Inc. Class A	2,301	397,659
Westinghouse Air Brake Technologies Corp.	8,019	852,179
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Xylem, Inc.	8,817	$802,612
		39,938,804
Marine Transportation–0.08%
Costamare, Inc.	10,400	100,048
Eagle Bulk Shipping, Inc.	1,598	67,164
Genco Shipping & Trading Ltd.	1,685	23,573
†Kirby Corp.	5,754	476,431
Matson, Inc.	5,348	474,475
		1,141,691
Media–1.24%
†Altice USA, Inc. Class A	14,605	47,758
†AMC Networks, Inc. Class A	4,165	49,064
†Boston Omaha Corp. Class A	1,169	19,160
Cable One, Inc.	488	300,432
†Charter Communications, Inc. Class A	4,629	2,035,927
Comcast Corp. Class A	155,143	6,879,041
†comScore, Inc.	6,307	3,872
†DISH Network Corp. Class A	15,803	92,606
Entravision Communications Corp. Class A	11,605	42,358
†EW Scripps Co. Class A	6,953	38,102
Fox Corp. Class A	27,415	825,578
†Gannett Co., Inc.	20,670	50,642
Gray Television, Inc.	12,929	89,469
†iHeartMedia, Inc. Class A	4,613	14,577
†Integral Ad Science Holding Corp.	5,146	61,186
Interpublic Group of Cos., Inc.	32,184	922,393
John Wiley & Sons, Inc. Class A	3,749	139,351
†Liberty Broadband Corp. Class A	6,444	587,964
†Liberty Media Corp.-Liberty SiriusXM Class A	19,738	502,469
†Magnite, Inc.	6,973	52,576
New York Times Co. Class A	12,678	522,334
News Corp. Class A	29,560	601,881
Nexstar Media Group, Inc. Class A	5,697	816,779
Omnicom Group, Inc.	14,327	1,067,075
Paramount Global Class A	31,115	401,898
†PubMatic, Inc. Class A	2,989	36,167
Scholastic Corp.	4,716	179,868
Sinclair, Inc.	2,784	31,236
Sirius XM Holdings, Inc.	42,939	194,084
†TechTarget, Inc.	700	21,252
TEGNA, Inc.	19,613	285,761
†Thryv Holdings, Inc.	3,667	68,830
†Trade Desk, Inc. Class A	6,873	537,125
LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†WideOpenWest, Inc.	3,108	$23,776
		17,542,591
Metals & Mining–1.14%
Alcoa Corp.	15,794	458,974
Alpha Metallurgical Resources, Inc.	1,385	359,726
Arch Resources, Inc.	2,884	492,183
†ATI, Inc.	9,302	382,777
Carpenter Technology Corp.	5,905	396,875
†Century Aluminum Co.	9,619	69,161
†Cleveland-Cliffs, Inc.	42,600	665,838
†Coeur Mining, Inc.	23,894	53,045
Commercial Metals Co.	12,040	594,896
Compass Minerals International, Inc.	3,859	107,859
†Ferroglobe PLC	12,975	67,470
Freeport-McMoRan, Inc.	40,819	1,522,141
Haynes International, Inc.	1,268	58,987
Hecla Mining Co.	58,317	228,019
Kaiser Aluminum Corp.	1,961	147,585
Materion Corp.	2,300	234,393
†MP Materials Corp.	4,592	87,707
Newmont Corp.	24,162	892,786
Nucor Corp.	19,118	2,989,099
Olympic Steel, Inc.	684	38,448
Ramaco Resources, Inc. Class A	5,604	62,466
Reliance Steel & Aluminum Co.	4,623	1,212,289
Royal Gold, Inc.	5,496	584,390
Ryerson Holding Corp.	3,181	92,535
Schnitzer Steel Industries, Inc. Class A	2,756	76,755
Southern Copper Corp.	4,923	370,653
Steel Dynamics, Inc.	21,496	2,304,801
SunCoke Energy, Inc.	15,427	156,584
†TimkenSteel Corp.	6,778	147,218
Tredegar Corp.	3,092	16,728
U.S. Steel Corp.	19,736	641,025
Warrior Met Coal, Inc.	5,674	289,828
Worthington Industries, Inc.	3,912	241,840
		16,045,081
Multi-Utilities–0.57%
Ameren Corp.	8,666	648,477
Avista Corp.	5,502	178,100
Black Hills Corp.	4,628	234,131
CenterPoint Energy, Inc.	22,804	612,287
CMS Energy Corp.	9,604	510,068
Consolidated Edison, Inc.	10,269	878,308
Dominion Energy, Inc.	21,497	960,271
DTE Energy Co.	6,090	604,615
NiSource, Inc.	16,856	416,006
NorthWestern Corp.	3,593	172,680
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	16,849	$958,877
Sempra	13,832	940,991
Unitil Corp.	1,492	63,723
WEC Energy Group, Inc.	9,957	802,036
		7,980,570
Oil, Gas & Consumable Fuels–6.25%
Antero Midstream Corp.	23,697	283,890
†Antero Resources Corp.	18,631	472,855
APA Corp.	13,167	541,164
Ardmore Shipping Corp.	7,654	99,578
Berry Corp.	5,961	48,880
California Resources Corp.	3,924	219,783
†Callon Petroleum Co.	5,442	212,891
†Centrus Energy Corp. Class A	1,440	81,734
Cheniere Energy, Inc.	7,467	1,239,223
Chesapeake Energy Corp.	9,890	852,815
Chevron Corp.	79,530	13,410,348
Chord Energy Corp.	2,891	468,544
Civitas Resources, Inc.	1,358	109,821
†Clean Energy Fuels Corp.	25,088	96,087
†CNX Resources Corp.	18,203	411,024
Comstock Resources, Inc.	15,974	176,193
ConocoPhillips	48,451	5,804,430
CONSOL Energy, Inc.	4,705	493,601
Coterra Energy, Inc.	69,289	1,874,267
CVR Energy, Inc.	8,133	276,766
Delek U.S. Holdings, Inc.	9,997	284,015
†Denbury, Inc.	2,796	274,036
Devon Energy Corp.	39,817	1,899,271
DHT Holdings, Inc.	14,019	144,396
Diamondback Energy, Inc.	11,933	1,848,183
Dorian LPG Ltd.	4,395	126,268
DT Midstream, Inc.	4,017	212,580
†Earthstone Energy, Inc. Class A	3,402	68,856
†EnLink Midstream LLC	18,193	222,318
EOG Resources, Inc.	21,512	2,726,861
EQT Corp.	18,234	739,936
Equitrans Midstream Corp.	22,257	208,548
Evolution Petroleum Corp.	4,707	32,196
Exxon Mobil Corp.	164,249	19,312,397
†Green Plains, Inc.	4,898	147,430
†Gulfport Energy Corp.	612	72,620
†Hallador Energy Co.	3,076	44,356
Hess Corp.	13,512	2,067,336
HF Sinclair Corp.	16,418	934,677
International Seaways, Inc.	3,390	152,550
Kinder Morgan, Inc.	61,710	1,023,152
†Kosmos Energy Ltd.	44,165	361,270
Magnolia Oil & Gas Corp. Class A	17,053	390,684
Marathon Oil Corp.	44,625	1,193,719
Marathon Petroleum Corp.	26,264	3,974,794
LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co.	11,368	$676,169
Murphy Oil Corp.	15,669	710,589
NACCO Industries, Inc. Class A	200	7,014
New Fortress Energy, Inc.	7,583	248,571
Nordic American Tankers Ltd.	15,205	62,645
Northern Oil & Gas, Inc.	1,952	78,529
Occidental Petroleum Corp.	52,795	3,425,339
ONEOK, Inc.	22,451	1,424,067
†Overseas Shipholding Group, Inc. Class A	8,828	38,755
Ovintiv, Inc.	18,110	861,493
†Par Pacific Holdings, Inc.	6,187	222,361
PBF Energy, Inc. Class A	14,133	756,539
Peabody Energy Corp.	15,632	406,276
Permian Resources Corp.	22,272	310,917
Phillips 66	15,181	1,823,997
PHX Minerals, Inc.	1,806	6,574
Pioneer Natural Resources Co.	10,447	2,398,109
Range Resources Corp.	18,226	590,705
†REX American Resources Corp.	3,126	127,291
Scorpio Tankers, Inc.	6,981	377,812
SFL Corp. Ltd.	13,649	152,186
†SilverBow Resources, Inc.	2,049	73,293
Sitio Royalties Corp. Class A	3,933	95,218
SM Energy Co.	15,164	601,253
†Southwestern Energy Co.	52,528	338,806
†Talos Energy, Inc.	7,201	118,384
Targa Resources Corp.	9,633	825,741
†Teekay Corp.	13,659	84,276
Teekay Tankers Ltd. Class A	5,037	209,690
Texas Pacific Land Corp.	214	390,242
Valero Energy Corp.	23,740	3,364,195
†Vital Energy, Inc.	1,478	81,911
Vitesse Energy, Inc.	1,949	44,613
†W&T Offshore, Inc.	14,633	64,092
Williams Cos., Inc.	41,745	1,406,389
World Kinect Corp.	8,358	187,470
		88,227,854
Paper & Forest Products–0.05%
†Clearwater Paper Corp.	2,473	89,646
†Glatfelter Corp.	4,944	9,888
Louisiana-Pacific Corp.	8,881	490,853
Mercer International, Inc.	10,372	88,992
Sylvamo Corp.	1,931	84,848
		764,227
Passenger Airlines–0.31%
†Alaska Air Group, Inc.	9,637	357,340
Allegiant Travel Co.	1,216	93,462
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines (continued)
†American Airlines Group, Inc.	26,619	$340,989
Copa Holdings SA Class A	3,120	278,054
Delta Air Lines, Inc.	35,783	1,323,971
†Frontier Group Holdings, Inc.	8,372	40,521
†Hawaiian Holdings, Inc.	6,305	39,911
†JetBlue Airways Corp.	28,121	129,357
†SkyWest, Inc.	5,859	245,726
Southwest Airlines Co.	22,825	617,873
Spirit Airlines, Inc.	8,530	140,745
†United Airlines Holdings, Inc.	16,797	710,513
		4,318,462
Personal Care Products–0.42%
†BellRing Brands, Inc.	10,725	442,192
†Coty, Inc. Class A	39,789	436,485
Edgewell Personal Care Co.	5,853	216,327
†elf Beauty, Inc.	3,904	428,776
Estee Lauder Cos., Inc. Class A	5,834	843,304
†Herbalife Ltd.	9,618	134,556
†Honest Co., Inc.	14,486	18,252
Inter Parfums, Inc.	2,708	363,793
Kenvue, Inc.	133,185	2,674,355
Medifast, Inc.	806	60,329
Natural Health Trends Corp.	1,722	9,213
Nu Skin Enterprises, Inc. Class A	4,913	104,205
†USANA Health Sciences, Inc.	2,193	128,532
		5,860,319
Pharmaceuticals–3.43%
†Amneal Pharmaceuticals, Inc.	12,683	53,522
†Amphastar Pharmaceuticals, Inc.	7,904	363,505
†ANI Pharmaceuticals, Inc.	738	42,848
†Assertio Holdings, Inc.	927	2,373
Bristol-Myers Squibb Co.	69,858	4,054,558
†Cara Therapeutics, Inc.	5,249	8,818
†Catalent, Inc.	9,056	412,320
†Collegium Pharmaceutical, Inc.	361	8,068
†Corcept Therapeutics, Inc.	5,666	154,370
†Cymabay Therapeutics, Inc.	5,176	77,174
†Elanco Animal Health, Inc.	22,076	248,134
Eli Lilly & Co.	27,329	14,679,226
†Fulcrum Therapeutics, Inc.	6,899	30,632
†Harmony Biosciences Holdings, Inc.	1,454	47,648
†Innoviva, Inc.	12,944	168,143
†Jazz Pharmaceuticals PLC	4,967	642,929
Johnson & Johnson	62,389	9,717,087
†Ligand Pharmaceuticals, Inc.	1,149	68,848
LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	57,823	$5,952,878
†Nektar Therapeutics	9,757	5,811
†NGM Biopharmaceuticals, Inc.	1,298	1,389
Organon & Co.	9,303	161,500
†Pacira BioSciences, Inc.	3,506	107,564
Perrigo Co. PLC	8,951	285,984
Pfizer, Inc.	237,238	7,869,185
Phibro Animal Health Corp. Class A	1,442	18,414
†Prestige Consumer Healthcare, Inc.	4,178	238,940
SIGA Technologies, Inc.	5,213	27,368
†Supernus Pharmaceuticals, Inc.	3,800	104,766
†Taro Pharmaceutical Industries Ltd.	3,413	128,704
†Tarsus Pharmaceuticals, Inc.	1,337	23,759
Viatris, Inc.	55,995	552,111
Zoetis, Inc.	12,497	2,174,228
		48,432,804
Professional Services–1.44%
†Alight, Inc. Class A	12,149	86,136
†ASGN, Inc.	5,526	451,364
Automatic Data Processing, Inc.	13,475	3,241,816
Barrett Business Services, Inc.	300	27,072
Booz Allen Hamilton Holding Corp.	5,804	634,203
Broadridge Financial Solutions, Inc.	5,085	910,469
†CACI International, Inc. Class A	1,969	618,128
†CBIZ, Inc.	4,603	238,896
†Ceridian HCM Holding, Inc.	3,040	206,264
†Clarivate PLC	13,346	89,552
Concentrix Corp.	4,848	388,373
†Conduent, Inc.	18,114	63,037
CRA International, Inc.	434	43,730
CSG Systems International, Inc.	2,870	146,714
Dun & Bradstreet Holdings, Inc.	7,947	79,391
Equifax, Inc.	3,968	726,858
†ExlService Holdings, Inc.	11,460	321,338
Exponent, Inc.	3,302	282,651
First Advantage Corp.	3,752	51,740
†Forrester Research, Inc.	2,034	58,783
†Franklin Covey Co.	993	42,620
†FTI Consulting, Inc.	2,774	494,909
Genpact Ltd.	13,859	501,696
Heidrick & Struggles International, Inc.	2,100	52,542
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Huron Consulting Group, Inc.	2,990	$311,438
†IBEX Holdings Ltd.	1,265	19,544
ICF International, Inc.	2,478	299,367
Insperity, Inc.	2,353	229,653
Jacobs Solutions, Inc.	5,278	720,447
KBR, Inc.	11,823	696,848
Kelly Services, Inc. Class A	5,692	103,537
Kforce, Inc.	2,567	153,147
Korn Ferry	5,540	262,818
Leidos Holdings, Inc.	6,591	607,427
ManpowerGroup, Inc.	5,185	380,164
Maximus, Inc.	3,536	264,068
†Mistras Group, Inc.	3,448	18,792
†NV5 Global, Inc.	1,400	134,722
Paychex, Inc.	9,227	1,064,150
Paycom Software, Inc.	1,845	478,353
†Paycor HCM, Inc.	2,503	57,143
†Paylocity Holding Corp.	1,068	194,056
Resources Connection, Inc.	4,071	60,699
Robert Half, Inc.	9,812	719,023
Science Applications International Corp.	4,223	445,695
SS&C Technologies Holdings, Inc.	11,265	591,863
†Sterling Check Corp.	2,663	33,607
†TaskUS, Inc. Class A	1,624	16,857
TransUnion	3,586	257,439
†TriNet Group, Inc.	3,156	367,611
†TrueBlue, Inc.	5,561	81,580
TTEC Holdings, Inc.	4,912	128,793
Verisk Analytics, Inc.	7,100	1,677,304
†Verra Mobility Corp.	6,816	127,459
†Willdan Group, Inc.	1,232	25,170
		20,287,056
Real Estate Management & Development–0.30%
†Anywhere Real Estate, Inc.	15,606	100,347
†CBRE Group, Inc. Class A	14,523	1,072,669
†CoStar Group, Inc.	7,680	590,515
†Cushman & Wakefield PLC	4,785	36,462
Douglas Elliman, Inc.	7,459	16,857
eXp World Holdings, Inc.	2,976	48,330
†Forestar Group, Inc.	476	12,824
†FRP Holdings, Inc.	631	34,055
†Howard Hughes Holdings, Inc.	4,225	313,199
†Jones Lang LaSalle, Inc.	3,942	556,532
Kennedy-Wilson Holdings, Inc.	16,113	237,506
Marcus & Millichap, Inc.	4,001	117,389
Newmark Group, Inc. Class A	20,238	130,130
†Opendoor Technologies, Inc.	22,523	59,461
†Rafael Holdings, Inc. Class B	1,698	3,226
RE/MAX Holdings, Inc. Class A	3,816	49,379
LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
RMR Group, Inc. Class A	862	$21,136
St. Joe Co.	5,394	293,056
†Stratus Properties, Inc.	836	22,906
†Tejon Ranch Co.	2,365	38,360
†Zillow Group, Inc. Class A	9,396	430,659
		4,184,998
Semiconductors & Semiconductor Equipment–5.69%
†Advanced Micro Devices, Inc.	32,858	3,378,460
†Allegro MicroSystems, Inc.	1,702	54,362
†Alpha & Omega Semiconductor Ltd.	1,200	35,808
†Ambarella, Inc.	1,579	83,734
Amkor Technology, Inc.	32,720	739,472
Analog Devices, Inc.	10,644	1,863,658
Applied Materials, Inc.	26,464	3,663,941
†Axcelis Technologies, Inc.	3,896	635,243
Broadcom, Inc.	15,314	12,719,502
†CEVA, Inc.	1,850	35,872
†Cirrus Logic, Inc.	4,291	317,362
†Cohu, Inc.	4,934	169,927
†Diodes, Inc.	3,823	301,405
†Enphase Energy, Inc.	3,297	396,135
Entegris, Inc.	6,301	591,727
†First Solar, Inc.	4,407	712,127
†FormFactor, Inc.	6,333	221,275
†GLOBALFOUNDRIES, Inc.	2,254	131,160
†Ichor Holdings Ltd.	2,461	76,193
Intel Corp.	118,401	4,209,156
KLA Corp.	4,646	2,130,934
Kulicke & Soffa Industries, Inc.	4,126	200,647
Lam Research Corp.	5,946	3,726,774
†Lattice Semiconductor Corp.	5,484	471,240
†MACOM Technology Solutions Holdings, Inc.	4,534	369,884
†Magnachip Semiconductor Corp.	2,552	21,207
Marvell Technology, Inc.	18,751	1,014,992
†MaxLinear, Inc.	5,270	117,257
Microchip Technology, Inc.	20,408	1,592,844
Micron Technology, Inc.	36,229	2,464,659
Monolithic Power Systems, Inc.	1,103	509,586
NVE Corp.	50	4,107
NVIDIA Corp.	46,918	20,408,861
NXP Semiconductors NV	4,762	952,019
†ON Semiconductor Corp.	23,557	2,189,623
†Onto Innovation, Inc.	5,165	658,641
†PDF Solutions, Inc.	3,040	98,496
†Photronics, Inc.	5,636	113,904
Power Integrations, Inc.	4,477	341,640
†Qorvo, Inc.	5,681	542,365
QUALCOMM, Inc.	40,091	4,452,506
†Rambus, Inc.	6,577	366,931
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Semtech Corp.	5,171	$133,153
†Silicon Laboratories, Inc.	2,813	325,999
†SiTime Corp.	484	55,297
Skyworks Solutions, Inc.	8,307	818,987
†SMART Global Holdings, Inc.	6,650	161,927
†SolarEdge Technologies, Inc.	1,092	141,425
†Synaptics, Inc.	3,515	314,382
Teradyne, Inc.	5,610	563,581
Texas Instruments, Inc.	25,783	4,099,755
†Ultra Clean Holdings, Inc.	2,793	82,868
Universal Display Corp.	1,770	277,872
†Veeco Instruments, Inc.	6,193	174,085
†Wolfspeed, Inc.	4,487	170,955
		80,405,922
Software–7.17%
†8x8, Inc.	11,274	28,410
A10 Networks, Inc.	4,393	66,027
†ACI Worldwide, Inc.	8,610	194,242
Adeia, Inc.	14,584	155,757
†Adobe, Inc.	11,801	6,017,330
†Alarm.com Holdings, Inc.	2,786	170,336
†Altair Engineering, Inc. Class A	997	62,372
American Software, Inc. Class A	1,418	16,250
†ANSYS, Inc.	2,448	728,402
†Appfolio, Inc. Class A	931	170,029
†AppLovin Corp. Class A	15,206	607,632
†Aspen Technology, Inc.	2,283	466,326
†Atlassian Corp. Class A	1,457	293,600
†Aurora Innovation, Inc.	17,190	40,397
†Autodesk, Inc.	5,266	1,089,588
Bentley Systems, Inc. Class B	4,076	204,452
†Bill Holdings, Inc.	2,416	262,305
†Blackbaud, Inc.	3,139	220,734
†Box, Inc. Class A	8,637	209,102
†Cadence Design Systems, Inc.	6,591	1,544,271
†CCC Intelligent Solutions Holdings, Inc.	7,680	102,528
†Cerence, Inc.	2,733	55,671
†Cognyte Software Ltd.	5,416	26,051
†CommVault Systems, Inc.	1,800	121,698
†Confluent, Inc. Class A	3,740	110,741
†Consensus Cloud Solutions, Inc.	1,735	43,687
†Crowdstrike Holdings, Inc. Class A	1,645	275,340
†Datadog, Inc. Class A	1,907	173,709
†Digital Turbine, Inc.	11,311	68,432
†DocuSign, Inc.	2,254	94,668
Dolby Laboratories, Inc. Class A	4,047	320,765
†DoubleVerify Holdings, Inc.	4,073	113,840
LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Dropbox, Inc. Class A	7,150	$194,695
†Dynatrace, Inc.	5,772	269,726
Ebix, Inc.	3,512	34,699
†Elastic NV	1,771	143,876
†EngageSmart, Inc.	5,006	90,058
†Envestnet, Inc.	3,287	144,727
†Fair Isaac Corp.	963	836,394
†Fortinet, Inc.	16,832	987,702
†Freshworks, Inc. Class A	3,698	73,664
Gen Digital, Inc.	23,718	419,334
†Gitlab, Inc. Class A	2,753	124,491
†Guidewire Software, Inc.	3,986	358,740
†HashiCorp, Inc. Class A	1,932	44,108
†HubSpot, Inc.	658	324,065
†Informatica, Inc. Class A	3,872	81,583
InterDigital, Inc.	3,332	267,360
Intuit, Inc.	4,776	2,440,249
†Jamf Holding Corp.	2,756	48,671
†LiveRamp Holdings, Inc.	4,728	136,356
†Manhattan Associates, Inc.	3,211	634,686
Microsoft Corp.	197,575	62,384,306
†Mitek Systems, Inc.	6,389	68,490
†Model N, Inc.	1,327	32,392
†N-able, Inc.	4,705	60,695
†nCino, Inc.	2,494	79,309
†NCR Corp.	13,077	352,687
†Nutanix, Inc. Class A	4,542	158,425
†Olo, Inc. Class A	5,662	34,312
ON24, Inc.	3,631	22,984
†OneSpan, Inc.	3,332	35,819
Oracle Corp.	40,525	4,292,408
†Palantir Technologies, Inc. Class A	14,120	225,920
†Palo Alto Networks, Inc.	3,841	900,484
†PowerSchool Holdings, Inc. Class A	2,972	67,346
†Procore Technologies, Inc.	1,923	125,610
Progress Software Corp.	4,679	246,022
†PTC, Inc.	3,437	486,954
†Q2 Holdings, Inc.	1,216	39,240
†Qualys, Inc.	1,453	221,655
†Rimini Street, Inc.	12,300	27,060
Roper Technologies, Inc.	2,223	1,076,554
†Salesforce, Inc.	12,611	2,557,259
†Samsara, Inc. Class A	2,905	73,235
Sapiens International Corp. NV	854	24,279
†SentinelOne, Inc. Class A	1,963	33,096
†ServiceNow, Inc.	1,795	1,003,333
†SolarWinds Corp.	4,705	44,415
†Splunk, Inc.	2,645	386,831
†SPS Commerce, Inc.	602	102,707
†Synchronoss Technologies, Inc.	4,423	4,246
†Synopsys, Inc.	2,637	1,210,304
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Telos Corp.	5,330	$12,739
†Teradata Corp.	7,917	356,423
†Tyler Technologies, Inc.	1,278	493,487
†UiPath, Inc. Class A	13,593	232,576
†Unity Software, Inc.	1,201	37,699
†Varonis Systems, Inc.	1,656	50,574
†Verint Systems, Inc.	5,416	124,514
†Vertex, Inc. Class A	3,200	73,920
†VMware, Inc. Class A	5,665	943,109
†Workday, Inc. Class A	1,507	323,779
†Xperi, Inc.	5,833	57,513
†Zoom Video Communications, Inc. Class A	2,558	178,907
†Zscaler, Inc.	1,623	252,523
		101,226,016
Specialty Retail–2.63%
†1-800-Flowers.com, Inc. Class A	5,253	36,771
Aaron's Co., Inc.	3,102	32,478
†Abercrombie & Fitch Co. Class A	8,315	468,717
Academy Sports & Outdoors, Inc.	6,424	303,662
Advance Auto Parts, Inc.	4,345	243,016
American Eagle Outfitters, Inc.	17,294	287,253
†America's Car-Mart, Inc.	559	50,863
Arko Corp.	5,331	38,117
†Asbury Automotive Group, Inc.	2,126	489,129
†AutoNation, Inc.	10,371	1,570,169
†AutoZone, Inc.	455	1,155,695
†Barnes & Noble Education, Inc.	6,119	6,670
Bath & Body Works, Inc.	7,666	259,111
Best Buy Co., Inc.	17,025	1,182,727
Big 5 Sporting Goods Corp.	900	6,309
†Boot Barn Holdings, Inc.	3,430	278,482
Buckle, Inc.	4,520	150,923
Build-A-Bear Workshop, Inc.	2,901	85,318
†Burlington Stores, Inc.	1,920	259,776
Caleres, Inc.	7,320	210,523
Camping World Holdings, Inc. Class A	2,739	55,903
†CarMax, Inc.	7,234	511,661
†CarParts.com, Inc.	7,413	30,542
†Carvana Co.	2,510	105,370
Cato Corp. Class A	4,303	32,961
†Chewy, Inc. Class A	1,306	23,848
†Chico's FAS, Inc.	18,957	141,798
†Children's Place, Inc.	1,721	46,519
†Citi Trends, Inc.	2,149	47,751
†Conn's, Inc.	6,316	24,948
LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Designer Brands, Inc. Class A	7,264	$91,962
†Destination XL Group, Inc.	9,137	40,934
Dick's Sporting Goods, Inc.	5,281	573,411
†Duluth Holdings, Inc. Class B	3,677	22,099
†Five Below, Inc.	3,322	534,510
†Floor & Decor Holdings, Inc. Class A	5,614	508,067
Foot Locker, Inc.	11,651	202,145
†GameStop Corp. Class A	2,914	47,964
Gap, Inc.	29,199	310,385
†Genesco, Inc.	3,102	95,604
Group 1 Automotive, Inc.	2,103	565,097
†GrowGeneration Corp.	4,826	14,092
Guess?, Inc.	8,419	182,187
Haverty Furniture Cos., Inc.	2,655	76,411
Hibbett, Inc.	1,645	78,154
Home Depot, Inc.	27,439	8,290,968
†Lands' End, Inc.	2,926	21,857
†Leslie's, Inc.	2,875	16,273
Lithia Motors, Inc.	2,853	842,576
Lowe's Cos., Inc.	14,432	2,999,547
†MarineMax, Inc.	2,439	80,048
Monro, Inc.	2,231	61,955
Murphy USA, Inc.	1,841	629,125
†National Vision Holdings, Inc.	4,591	74,282
†ODP Corp.	6,111	282,023
†O'Reilly Automotive, Inc.	1,515	1,376,923
†Overstock.com, Inc.	1,966	31,102
Penske Automotive Group, Inc.	6,276	1,048,469
PetMed Express, Inc.	1,000	10,250
†Revolve Group, Inc.	600	8,166
†RH	1,359	359,265
Ross Stores, Inc.	13,771	1,555,434
†Sally Beauty Holdings, Inc.	5,960	49,945
Shoe Carnival, Inc.	3,150	75,694
Signet Jewelers Ltd.	5,297	380,378
†Sleep Number Corp.	2,723	66,959
Sonic Automotive, Inc. Class A	3,294	157,321
†Sportsman's Warehouse Holdings, Inc.	165	741
†Tilly's, Inc. Class A	4,502	36,556
TJX Cos., Inc.	35,030	3,113,466
Tractor Supply Co.	5,294	1,074,947
†Ulta Beauty, Inc.	2,365	944,699
Upbound Group, Inc.	8,035	236,631
†Urban Outfitters, Inc.	8,844	289,110
Valvoline, Inc.	9,639	310,761
†Victoria's Secret & Co.	4,609	76,878
†Wayfair, Inc. Class A	1,981	119,989
Williams-Sonoma, Inc.	6,306	979,952
Winmark Corp.	151	56,343
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Zumiez, Inc.	3,015	$53,667
		37,192,332
Technology Hardware, Storage & Peripherals–5.33%
Apple, Inc.	404,988	69,337,996
†Avid Technology, Inc.	6,614	177,718
Dell Technologies, Inc. Class C	7,923	545,895
Hewlett Packard Enterprise Co.	59,887	1,040,237
HP, Inc.	32,710	840,647
NetApp, Inc.	10,966	832,100
†Pure Storage, Inc. Class A	9,250	329,485
Seagate Technology Holdings PLC	7,201	474,906
†Stratasys Ltd.	4,881	66,430
†Super Micro Computer, Inc.	2,058	564,345
†Western Digital Corp.	14,536	663,278
Xerox Holdings Corp.	20,338	319,103
		75,192,140
Textiles, Apparel & Luxury Goods–0.73%
†Capri Holdings Ltd.	13,904	731,489
Carter's, Inc.	3,697	255,648
Columbia Sportswear Co.	5,497	407,328
†Crocs, Inc.	3,739	329,892
†Culp, Inc.	695	3,878
†Deckers Outdoor Corp.	1,543	793,241
†Figs, Inc. Class A	6,522	38,480
†Fossil Group, Inc.	8,573	17,660
†G-III Apparel Group Ltd.	9,262	230,809
Hanesbrands, Inc.	36,640	145,094
Kontoor Brands, Inc.	4,497	197,463
Levi Strauss & Co. Class A	6,870	93,295
†Lululemon Athletica, Inc.	3,152	1,215,443
Movado Group, Inc.	2,255	61,674
NIKE, Inc. Class B	32,087	3,068,159
Oxford Industries, Inc.	1,750	168,228
PVH Corp.	5,201	397,929
Ralph Lauren Corp.	3,815	442,883
†Skechers USA, Inc. Class A	10,959	536,443
Steven Madden Ltd.	5,325	169,175
Tapestry, Inc.	16,823	483,661
†Under Armour, Inc. Class A	23,812	155,788
†Unifi, Inc.	3,174	22,535
†Vera Bradley, Inc.	810	5,354
VF Corp.	13,941	246,337
Wolverine World Wide, Inc.	7,147	57,605
		10,275,491
Tobacco–0.40%
Altria Group, Inc.	44,337	1,864,371
Philip Morris International, Inc.	37,388	3,461,381
Turning Point Brands, Inc.	2,141	49,436
LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco (continued)
Universal Corp.	2,660	$125,578
Vector Group Ltd.	14,208	151,173
		5,651,939
Trading Companies & Distributors–1.09%
Air Lease Corp.	10,742	423,342
Alta Equipment Group, Inc.	1,440	17,366
Applied Industrial Technologies, Inc.	3,004	464,448
†Beacon Roofing Supply, Inc.	8,312	641,437
†BlueLinx Holdings, Inc.	1,356	111,314
Boise Cascade Co.	5,038	519,116
†Core & Main, Inc. Class A	5,490	158,386
†DXP Enterprises, Inc.	1,631	56,987
Fastenal Co.	23,668	1,293,220
Ferguson PLC	5,197	854,751
GATX Corp.	3,554	386,782
Global Industrial Co.	4,022	134,737
†GMS, Inc.	5,211	333,348
H&E Equipment Services, Inc.	5,317	229,641
Herc Holdings, Inc.	3,940	468,624
†Hudson Technologies, Inc.	4,947	65,795
McGrath RentCorp	2,004	200,881
†MRC Global, Inc.	11,216	114,964
MSC Industrial Direct Co., Inc. Class A	5,382	528,243
†NOW, Inc.	13,867	164,601
Rush Enterprises, Inc. Class A	9,574	394,818
†SiteOne Landscape Supply, Inc.	1,610	263,154
Textainer Group Holdings Ltd.	6,500	242,125
†Titan Machinery, Inc.	4,300	114,294
†Transcat, Inc.	373	36,543
=†Triton International Ltd.	8,058	662,936
United Rentals, Inc.	7,322	3,255,142
Veritiv Corp.	1,100	185,790
Watsco, Inc.	1,547	584,333
WESCO International, Inc.	5,833	838,902
†Willis Lease Finance Corp.	304	12,859
WW Grainger, Inc.	2,422	1,675,636
		15,434,515
Water Utilities–0.12%
American States Water Co.	2,081	163,733
American Water Works Co., Inc.	5,951	736,912
Artesian Resources Corp. Class A	766	32,165
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities (continued)
California Water Service Group	3,488	$165,017
Essential Utilities, Inc.	9,219	316,488
Middlesex Water Co.	1,357	89,901
SJW Group	2,175	130,739
York Water Co.	591	22,157
		1,657,112
Wireless Telecommunication Services–0.20%
†Gogo, Inc.	3,721	44,391
Shenandoah Telecommunications Co.	4,651	95,857
Spok Holdings, Inc.	1,858	26,514
Telephone & Data Systems, Inc.	9,452	173,066
†T-Mobile U.S., Inc.	16,996	2,380,290
†U.S. Cellular Corp.	3,838	164,919
		2,885,037
Total Common Stock (Cost $698,008,220)		1,407,692,458
PREFERRED STOCKS–0.01%
Qurate Retail, Inc. 8.00%	686	19,654
•WESCO International, Inc. 10.63% (H15T5Y + 10.33%)	3,174	83,825
Total Preferred Stocks (Cost $279,087)		103,479
RIGHTS–0.00%
=†Achillion Pharmaceuticals, Inc. CVR	5,527	1,492
=†Chinook Therapeutics, Inc.	5,559	2,168
=†Contra Abiomed, Inc.	1,351	21,089
=†Resolute Forest Products, Inc.	7,351	3,915
=†Spectrum Pharmaceuticals, Inc.	5,200	81
Total Rights (Cost $16,943)		28,745

MONEY MARKET FUND–0.24%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	3,444,294	3,444,294
Total Money Market Fund (Cost $3,444,294)		3,444,294

TOTAL INVESTMENTS–99.95% (Cost $701,748,544)	1,411,268,976
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	641,918
NET ASSETS APPLICABLE TO 36,758,622 SHARES OUTSTANDING–100.00%	$1,411,910,894

LVIP Dimensional U.S. Core Equity 1 Fund–25

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

Summary of Abbreviations:
CVR–Contingent Value Rights
H15T5Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 1 Fund–26

LVIP Dimensional U.S. Core Equity 1 Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional U.S. Core Equity 1 Fund–27

LVIP Dimensional U.S. Core Equity 1 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$20,664,475	$—	$—	$20,664,475
Air Freight & Logistics	9,838,466	—	—	9,838,466
Automobile Components	7,049,311	—	—	7,049,311
Automobiles	18,851,767	—	—	18,851,767
Banks	63,842,299	—	—	63,842,299
Beverages	18,945,319	—	—	18,945,319
Biotechnology	30,939,894	—	35,190	30,975,084
Broadline Retail	32,582,646	—	—	32,582,646
Building Products	16,494,688	—	—	16,494,688
Capital Markets	38,399,332	—	—	38,399,332
Chemicals	28,993,314	—	—	28,993,314
Commercial Services & Supplies	11,718,147	—	— *	11,718,147
Communications Equipment	11,733,286	—	—	11,733,286
Construction & Engineering	8,336,594	—	—	8,336,594
Construction Materials	3,514,885	—	—	3,514,885
Consumer Finance	11,241,584	—	—	11,241,584
Consumer Staples Distribution & Retail	25,647,274	—	—	25,647,274
Containers & Packaging	9,886,774	—	—	9,886,774
Distributors	2,488,450	—	—	2,488,450
Diversified Consumer Services	3,526,812	—	—	3,526,812
Diversified Telecommunication Services	12,343,788	—	—	12,343,788
Electric Utilities	17,290,083	—	—	17,290,083
Electrical Equipment	10,869,303	—	—	10,869,303
Electronic Equipment, Instruments & Components	20,796,269	—	—	20,796,269
Energy Equipment & Services	11,070,154	—	—	11,070,154
Entertainment	13,338,474	—	—	13,338,474
Financial Services	50,494,198	—	—	50,494,198
Food Products	16,447,972	—	—	16,447,972
Gas Utilities	2,252,455	—	—	2,252,455
Ground Transportation	18,569,441	—	—	18,569,441
Health Care Equipment & Supplies	25,037,105	—	— *	25,037,105
Health Care Providers & Services	38,394,136	—	—	38,394,136
Health Care Technology	1,562,868	—	—	1,562,868
Hotels, Restaurants & Leisure	28,538,738	—	—	28,538,738
Household Durables	15,007,298	—	—	15,007,298
Household Products	16,052,055	—	—	16,052,055
Independent Power and Renewable Electricity Producers	2,428,455	—	—	2,428,455
Industrial Conglomerates	7,387,185	—	—	7,387,185
Insurance	42,431,288	—	—	42,431,288
Interactive Media & Services	60,617,347	—	—	60,617,347
IT Services	18,126,894	—	—	18,126,894
Leisure Products	3,403,564	—	—	3,403,564
Life Sciences Tools & Services	15,857,920	—	—	15,857,920
Machinery	39,938,804	—	—	39,938,804
Marine Transportation	1,141,691	—	—	1,141,691
Media	17,542,591	—	—	17,542,591
Metals & Mining	16,045,081	—	—	16,045,081
Multi-Utilities	7,980,570	—	—	7,980,570
Oil, Gas & Consumable Fuels	88,227,854	—	—	88,227,854
Paper & Forest Products	764,227	—	—	764,227
Passenger Airlines	4,318,462	—	—	4,318,462
Personal Care Products	5,860,319	—	—	5,860,319
Pharmaceuticals	48,432,804	—	—	48,432,804
Professional Services	20,287,056	—	—	20,287,056
Real Estate Management & Development	4,184,998	—	—	4,184,998
LVIP Dimensional U.S. Core Equity 1 Fund–28

LVIP Dimensional U.S. Core Equity 1 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Semiconductors & Semiconductor Equipment	$80,405,922	$—	$—	$80,405,922
Software	101,226,016	—	—	101,226,016
Specialty Retail	37,192,332	—	—	37,192,332
Technology Hardware, Storage & Peripherals	75,192,140	—	—	75,192,140
Textiles, Apparel & Luxury Goods	10,275,491	—	—	10,275,491
Tobacco	5,651,939	—	—	5,651,939
Trading Companies & Distributors	14,771,579	—	662,936	15,434,515
Water Utilities	1,657,112	—	—	1,657,112
Wireless Telecommunication Services	2,885,037	—	—	2,885,037
Preferred Stocks	103,479	—	—	103,479
Rights	—	—	28,745	28,745
Money Market Fund	3,444,294	—	—	3,444,294
Total Investments	$1,410,542,105	$—	$726,871	$1,411,268,976

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 1 Fund–29